 As Filed with the Securities and Exchange Commission on October 18, 1999

                                               Securities Act File No. 333-80061
                                       Investment Company Act File No. 811-09375

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                --------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                       Pre-Effective Amendment No. 2                  [X]
                          Post-Effective Amendment No.
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

                              Amendment No. 2                         [X]
                        (Check appropriate box or boxes)

                                --------------
               Merrill Lynch Global Financial Services Fund, Inc.

               (Exact Name of Registrant as Specified in Charter)

              800 Scudders Mill Road, Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices)

       Registrant's telephone number, including Area Code (609) 282-2800

                                 Terry K. Glenn
               Merrill Lynch Global Financial Services Fund, Inc.
                             800 Scudders Mill Road
                             Plainsboro, New Jersey
        Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                                --------------

                                   Copies to:
         Counsel for the Fund               Michael J. Hennewinkel, Esq.
 SWIDLER BERLIN SHEREFF FRIEDMAN, LLP               MERRILL LYNCH
           919 Third Avenue                       ASSET MANAGEMENT
       New York, New York 10022                     P.O. Box 9011
  Attention: Joel H. Goldberg, Esq.       Princeton, New Jersey 08543-9011

                                --------------

 Title of Securities Being Registered: Common Stock, par value $.10 per share.

  Approximate date of the Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

  It is proposed that this filing will become effective (check appropriate box)

    [_] immediately upon filing pursuant to paragraph (b)
    [_] on (date) pursuant to paragraph (b)
    [_] 60 days after filing pursuant to paragraph (a)(1)
    [_] on (date) pursuant to paragraph (a)(1)
    [_] 75 days after filing pursuant to paragraph (a)(2)
    [_] on (date) pursuant to paragraph (a)(2) of Rule 485.

  If appropriate, check the following box:

    [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                --------------

   Global Financial Services Master Trust has also executed this Registration
                                Statement.

                                --------------

  The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

October 18, 1999


                Merrill Lynch Global Financial Services Fund, Inc.

                A subscription period for shares of the Fund will end on November 23, 1999, unless extended.
                This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
                The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                            [LOGO OF MERRILL LYNCH APPEARS HERE]

[GRAPHIC] TABLE OF CONTENTS



     PAGE

KEY FACTS

[GRAPHIC] KEY FACTS

-------------------------------------------------------------------------------

The Merrill Lynch Global Financial Services Fund at a Glance................. 3
Fees and Expenses............................................................ 6

DETAILS ABOUT THE FUND

[GRAPHIC] DETAILS ABOUT THE FUND

-------------------------------------------------------------------------------

How the Fund Invests......................................................... 8
Investment Risks............................................................ 11
About the Portfolio Manager................................................. 16

YOUR ACCOUNT

[GRAPHIC] YOUR ACCOUNT

-------------------------------------------------------------------------------

Merrill Lynch Select Pricing SM System...................................... 19
How to Buy, Sell, Transfer and Exchange Shares.............................. 25
Participation in Merrill Lynch Fee-Based Programs........................... 29

MANAGEMENT OF THE FUND

[GRAPHIC] MANAGEMENT OF THE FUND

-------------------------------------------------------------------------------

Fund Asset Management....................................................... 32
Master/Feeder Structure .................................................... 32

FOR MORE INFORMATION

[GRAPHIC] FOR MORE INFORMATION

-------------------------------------------------------------------------------

Shareholder Reports................................................. Back Cover
Statement of Additional Information................................. Back Cover






               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

KEY FACTS [GRAPHIC]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Common Stock -- shares of ownership of a corporation.

Preferred Stock -- a type of equity security that typically pays dividends at a fixed rate and gives holders a priority over common stockholders with respect to dividend payments and liquidation rights.

Convertible Securities --corporate securities (usually preferred stock or bonds) that are exchangeable for a fixed number of other securities (usually common stock) at a set price or formula.

Debt Securities -- securities such as bonds that evidence an obligation of the issuer to pay a certain amount of interest, principal or both at specified times.

THE MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND AT A GLANCE
--------------------------------------------------------------------------------

What is the Fund's objective?
The investment objective of the Fund is capital appreciation. In other words, it tries to choose investments that will increase in value. The Fund tries to achieve its goal by investing at least 65% of its assets in equity securities of U.S. and foreign financial services companies. The Fund considers a "financial services" company to be one that, in the most recent fiscal year, derived at least 50% of its revenues or earnings or devoted at least 50% of its assets to financial services. Financial services include banking, mortgage lending and servicing, securities and commodities trading, investment management, insurance, providing financial guarantees, leasing, credit card servicing and lending. We cannot guarantee that the Fund will achieve its goal.

What are the Fund's main investment strategies?

The Fund invests primarily in common stock of financial services companies that Fund management believes have the potential to increase in value. The Fund may also purchase preferred stock, convertible securities and nonconvertible debt securities. In managing the portfolio, Fund management will focus primarily on industry allocation and stock selection. That is, Fund management will attempt to identify industries within the financial services sector that Fund management believes may outperform the market generally. Fund management chooses individual investments within a financial services industry based on fundamental financial analysis, and seeks to identify companies that are undervalued relative to the Fund's assessment of their future earnings potential. The Fund has no stated minimum holding period for investments and will buy or sell securities whenever Fund management sees an appropriate opportunity. The Fund has no restrictions on the size of companies in which it may invest, but will focus mainly on large and medium-sized companies. As a global financial services fund, the Fund will make investments throughout the world. The Fund will invest in U.S. companies, but will also invest a significant portion of its assets in foreign companies. The Fund can buy securities that are denominated in foreign currencies. The Fund may invest in certain derivatives (investments whose value is based on indices, securities or currencies). The Fund may use derivatives for hedging purposes, and may also use indexed notes and options on securities to seek increased return.

The Fund invests all of its assets in a Portfolio of Global Financial Services Master Trust (the "Trust") that has the same goals as the Fund. All investments will be made at the level of the Portfolio. This structure is sometimes called a "master/feeder" structure. The Fund's investment results

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[GRAPHIC] KEY FACTS

will correspond directly to the investment results of the underlying Portfolio in which the Fund invests. For simplicity, this Prospectus uses the term "Fund" to include the underlying Portfolio in which the Fund invests.

What are the main risks of investing in the Fund?

As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go up or down. Changes in the value of the Fund's investments in stocks may occur because a particular stock or bond market is rising or falling. At other times, specific factors--such as the possibility that a company may default on its obligations--may affect the value of a particular equity or debt investment. The Fund is also subject to the risk that the investments selected by Fund management will underperform the market or other funds with similar investment objectives and investment strategies. If the value of the Fund's investments goes down, you may lose money. To the extent the Fund invests in debt securities, it is subject to interest rate risk, which is the tendency for the price of debt securities to decline as interest rates rise. Derivatives are volatile and involve significant risks, including leverage risk and credit risk. Leverage risk is the risk that relatively small market movements may result in large changes in the value of an investment. Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund.

As a sector fund investing in financial services companies, the Fund is subject to the risks associated with investments in financial services companies, in addition to the general risks of the stock and bond markets. This means the Fund is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future.

The Fund may invest most of its assets in non-U.S. securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic and other developments. Foreign securities may also be less actively traded than U.S. securities. Therefore, foreign securities may be harder to value and harder to buy or sell than U.S. securities. The Fund may make some investments in emerging markets, for which the foreign investing risks are generally greater than in developed markets.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

--------------------------------------------------------------------------------


Who should invest?
The Fund may be an appropriate investment for you if you:
    . Are investing with long term
      goals, such as retirement or
      funding a child's education.
    . Want a professionally managed
      portfolio.
    . Want to invest in the financial
      services sector and are willing
      to accept increased risk of
      single sector investing.
    . Can tolerate the increased price
      volatility and currency
      fluctuations associated with
      investments in non-U.S.
      securities.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[GRAPHIC] KEY FACTS
FEES AND EXPENSES
--------------------------------------------------------------------------------

The Fund offers four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your Merrill Lynch Financial Consultant can help you with this decision.

As of the date of this prospectus, the Fund had not begun operations. Therefore, a bar chart and table illustrating the Fund's performance are not included in this prospectus.

The following table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of the Fund. Future expenses may be greater or less than those indicated below.

 Shareholder Fees (fees
 paid
 directly from your
 investment):                Class A  Class B(a) Class C Class D
-----------------------------------------------------------------
  Maximum Sales Charge
  (Load) imposed on
  purchases (as a
  percentage of offering
  price)(b)                  5.25%(c)  None      None    5.25%(b)
-----------------------------------------------------------------
  Maximum Deferred Sales
  Charge (Load) (as a
  percentage of original
  purchase price or
  redemption proceeds,
  whichever is lower)        None(d)   4.0%(c)   1.0%(c) None(d)
-----------------------------------------------------------------
  Maximum Sales Charge
  (Load) imposed on
  Dividend Reinvestments     None      None      None    None
-----------------------------------------------------------------
  Redemption Fee             None      None      None    None
-----------------------------------------------------------------
  Exchange Fee               None      None      None    None
-----------------------------------------------------------------
 Annual fund Operating Expenses
 (expenses
 that are deducted from Fund
 assets): (e)
-----------------------------------------------------------------
  Management Fee(f)          0.40%     0.40%     0.40%   0.40%
-----------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees(g)    None      1.00%     1.00%   0.25%
-----------------------------------------------------------------
  Other Expenses (including
  transfer agency fees)(h)   1.33%     1.33%     1.33%   1.33%
-----------------------------------------------------------------
 Total Annual Fund
 Operating Expenses          1.73%     2.73%     2.73%   1.98%
-----------------------------------------------------------------

(a) Class B shares automatically convert to Class D shares about eight years after you buy them and will no longer be subject to distribution fees.

(b) In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or redeems shares.

(c) Some investors may qualify for reductions in the sales charge (load).

(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.

(e) The fees and expenses include the expenses of both the Fund and the Portfolio in which it invests.

(f) Paid by the Portfolio. The Investment Adviser or its affiliate provides accounting services to the Portfolio at its cost.

(g) The Fund calls the "Service Fee" an "Account Maintenance Fee." Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other Fund materials. If you hold Class B or C shares for a long time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.

(h) Information under "Other Expenses" is estimated for the Fund's first fiscal year ending May 31, 2000. The Fund pays the Transfer Agent $11.00 for each Class A and D shareholder account and $14.00 for each Class B and C shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. The Fund pays a 0.10% fee for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor program. The Fund also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the year. This fee begins the month following the month the account is closed and ends at the end of the calendar year. The Fund pays an administrative fee of 0.35%. The Administrator provides accounting services to the Fund at its cost.
UNDERSTANDING EXPENSES
Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid directly by the shareholder:

Shareholder fees -- these include sales charges that you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder (these costs are deducted from the Fund's total assets):

Annual fund operating expenses -- expenses that cover the costs of operating the Fund.

Management fee -- a fee paid to the Investment Adviser for managing the Fund.

Distribution fees -- fees used to support the Fund's marketing and distribution efforts, such as compensating Financial Consultants.

Service (Account Maintenance) fees -- fees used to compensate securities dealers for account maintenance activities.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[GRAPHIC] KEY FACTS

Examples:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

           1 Year 3 Years
-------------------------------------------
  Class A   $692  $1,041
-------------------------------------------
  Class B   $676  $1,047
-------------------------------------------
  Class C   $376  $  847
-------------------------------------------
  Class D   $715  $1,114
-------------------------------------------

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

           1 Year 3 Years
-------------------------------------------
  Class A   $692  $1,041
-------------------------------------------
  Class B   $276  $  847
-------------------------------------------
  Class C   $276  $  847
-------------------------------------------
  Class D   $715  $1,114
-------------------------------------------

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

DETAILS ABOUT THE FUND [GRAPHIC]

ABOUT THE PORTFOLIO MANAGER

James Ellman is a Senior Vice President and the Portfolio Manager of the Fund. Mr. Ellman has been a First Vice President of Fund Asset Management since 1999 and was previously a portfolio manager with AIM Advisors, Inc. and its predecessors from 1995 to 1999.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Fund Asset Management.

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund's main goal is capital appreciation. The Fund tries to achieve its goal by investing at least 65% of its assets in equity securities of U.S. and foreign financial services companies. The Fund considers a "financial services" company to be one that, in the most recent fiscal year derived at least 50% of its revenues or earnings or devoted at least 50% of its assets to financial services. Financial services include banking, mortgage lending and servicing, securities and commodities trading, investment management, insurance, providing financial guarantees, leasing, credit card servicing and lending.

The Fund will invest primarily in equity securities. Equity securities consist of:
    . Common Stock
    . Preferred Stock
    . Securities convertible into
      Common Stock
    . Derivatives, such as futures,
      forwards and options, the value
      of which is based on a common
      stock or group of common stocks

The Fund will focus on investing in common stocks.

In choosing portfolio securities, Fund management emphasizes industries within the financial services sector that Fund management believes may outperform the market generally. An industry within the financial services sector may outperform that sector as a whole due to superior growth prospects, industry consolidation, ability to capitalize on or lesser vulnerability to stages of the business cycle, or changes in regulation. Fund management chooses individual investments within a financial services industry based on fundamental financial analysis, and seeks to identify financial services companies that are undervalued relative to the Fund's assessment of their future earnings potential. The Fund looks for companies with strong management, above-average per share earnings growth, high returns on capital, pricing flexibility, promising new products or leading market positions that the Fund believes have better prospects for earnings than is anticipated by other investors. The Fund also looks for companies in consolidating financial services industries that Fund management believes may benefit from consolidation.

The Fund may also look for financial services companies that have the potential to prosper from deregulation or technological innovation. Historically, financial services and the companies that provide them have been highly regulated in many countries. Currently, many countries are

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

Futures -- exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in the level of an index) at a specified time.

Forwards -- private contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets at a specified time.

Options -- exchange-traded or private contracts involving the right of a holder to deliver ("put") or receive ("call") certain assets (or a money payment based on the change in the level of an index) from another party at a specified price within a specified time period.
moving to deregulate certain financial services industries, particularly securities dealing and brokerage, and permit greater competition. At the same time, technological innovations, such as the development of the internet, are changing the way services are provided in certain financial services industries. Deregulation and technological innovations may allow certain financial services companies to increase earnings at a faster rate. Deregulation and technological innovations, however, present both risks and opportunities for investors in financial services companies. Deregulation and technological innovation may result in certain financial services companies being able to expand and grow earnings, while others may be forced to defend their core businesses from increased competition and may therefore be less profitable.

The Fund may invest in companies of any size, but Fund management anticipates that it will focus mainly on large and medium-sized companies. As a global financial services fund, the Fund will make investments throughout the world, and there are no limits on the Fund's ability to invest in any country or geographic region. The Fund can invest primarily in U.S. securities, primarily in foreign securities, or partly in U.S. securities and partly in foreign securities. The Fund may invest in companies in emerging markets, but the Fund's management anticipates that a substantially greater portion of the Fund's investments will be in companies in developed countries. Currently, Fund management anticipates that the Fund will invest more of its assets in U.S. securities than in securities of any other single country.

The Fund may invest in securities denominated in currencies other than the U.S. dollar. The Fund's return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective. The Fund is not required to hedge and may choose not to do so.

The Fund may invest up to 35% of its assets in nonconvertible debt securities under normal circumstances, and may invest a greater percentage of its assets in nonconvertible debt securities on occasion as a temporary defensive measure. The Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper. Short-term debt securities can be sold easily and have limited risk of loss, but earn only limited returns. The Fund invests in short-term debt securities in order to achieve short-term earnings when the Fund is unable to find enough attractive long-term

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[GRAPHIC] DETAILS ABOUT THE FUND

investments; to reduce exposure to equities when Fund management believes it is advisable to do so; and to be able to meet redemptions, if necessary. During periods when the Fund is heavily invested in short-term debt securities, the Fund's investments in stocks will be limited and the Fund may be unable to meet its investment objective of growth of capital. The Fund may also invest in longer-term nonconvertible debt securities, including low rated "junk" bonds, when it finds these investments to have capital appreciation opportunities equal to or greater than equities. The Fund will limit its investments in junk bonds to no more than 5% of its total assets.

The Fund may invest in securities the potential return of which is based on the change in a specified interest rate or equity index (e.g., an "indexed note"). For example, the Fund may invest in a security that pays a variable amount of interest or principal based on the current level of a securities index, such as the Dow Jones Financial Industry Index. Certain indexed notes have greater sensitivity to changes in interest rates or equity index levels than other securities, and the Fund's investments in such instruments may decline in value significantly if interest rate or equity index levels move in a manner not anticipated by Fund management.

The Fund may also use other derivatives, such as futures, forwards and options. Derivatives are financial instruments whose value is derived from another security or an index. The Fund may use derivatives for hedging purposes, including anticipatory hedges, and may also use indexed notes and options on securities to seek increased return.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever Fund management sees an appropriate opportunity. The Fund does not consider potential tax consequences to Fund shareholders when it sells securities. Because the Fund has the flexibility to take advantage of short term investment opportunities, it may experience relatively high portfolio turnover during certain periods. High turnover increases the Fund's brokerage expenses and may affect shareholders' taxes by possibly increasing short-term capital gains or losses.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

INVESTMENT RISKS
--------------------------------------------------------------------------------


This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive over any period of time.

Sector Risk -- Sector risk is the risk that the Fund's concentration in the securities of financial services companies will expose the Fund to the price movements of companies in one industry more than a more broadly diversified mutual fund. Because the Fund invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector. The Fund should be considered a vehicle for diversification and should not be considered a balanced investment program by itself.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In some countries, financial services and the companies that provide them are regulated by government entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

Stock Market and Selection Risk -- Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Because the Fund invests in a single economic sector, the Fund's stock market risk is increased. Selection risk is the risk that the investments that Fund management selects will underperform the market sector or other funds with similar investment objectives and investment strategies.

Small Company Risk -- Small companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a smaller number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small company may lose substantial value. Small company securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than large company securities or the stock market as a whole.

Interest Rate/Economic Cycle Risk -- The profitability of many types of financial services companies may be adversely affected by rising interest rates, which may restrict the availability and increase the cost of capital, and

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[GRAPHIC]  DETAILS ABOUT THE FUND APPEARS HERE

declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic circumstances, a large portion of the Fund's investments may lose value during such periods.

Foreign Market Risk -- Since the Fund may invest in foreign securities, it offers the potential for more diversification than an investment only in the United States. This is because stocks traded on foreign markets have often (though not always) performed differently than stocks in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.
    . The economies of some foreign
      markets often do not compare
      favorably with that of the United
      States in areas such as growth of
      gross domestic product,
      reinvestment of capital,
      resources and balance of
      payments. Some of these economies
      may rely heavily on particular
      industries or foreign capital.
      They may be more vulnerable to
      adverse diplomatic developments,
      the imposition of economic
      sanctions against a particular
      country or countries, changes in
      international trading patterns,
      trade barriers and other
      protectionist or retaliatory
      measures.
    . Investments in foreign markets
      may be adversely affected by
      governmental actions such as the
      imposition of capital controls,
      nationalization of companies or
      industries, expropriation of
      assets or the imposition of
      punitive taxes.
    . The governments of certain
      countries may prohibit or impose
      substantial restrictions on
      foreign investing in their
      capital markets or in certain
      industries. Any of these actions
      could severely affect security
      prices. They could also impair
      the Fund's ability to purchase or
      sell foreign securities or
      transfer its assets or income
      back into the United States, or
      otherwise adversely affect the
      Fund's operations.
    . Other foreign market risks
      include foreign exchange
      controls, difficulties in pricing
      securities, defaults on foreign
      government securities,
      difficulties in enforcing
      favorable legal judgments in
      foreign courts and political and
      social instability. Legal
      remedies available to investors
      in some

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

Liquidity -- the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, consequently, greater price volatility.
    foreign countries may be less
    extensive than those available to
    investors in the United States.
    . Because there are generally fewer
      investors on foreign exchanges
      and a smaller number of shares
      traded each day, it may be
      difficult for the Fund to buy and
      sell securities on those
      exchanges. In addition, prices of
      foreign securities may go up and
      down more than prices of
      securities traded in the United
      States.
    . Foreign markets may have
      different clearance and
      settlement procedures. In certain
      markets, settlements may be
      unable to keep pace with the
      volume of securities
      transactions. If this occurs,
      settlement may be delayed and the
      Fund's assets may be uninvested
      and not earning returns. The Fund
      may miss investment opportunities
      or be unable to sell an
      investment because of these
      delays.

Emerging Market Risks -- The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation, or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affects returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are less liquid, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions, or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[GRAPHIC] DETAILS ABOUT THE FUND


Certain Risks of Holding Fund Assets Outside the United States -- The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than investment companies invested only in the U.S.

European Economic and Monetary Union ("EMU") -- A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU establishes a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected:
    . If the transition to euro, or EMU
      as a whole, does not proceed as
      planned.
    . If a participating country
      withdraws from EMU.
    . If the computing, accounting and
      trading systems used by the
      Fund's service providers, or by
      other entities with which the
      Fund or its service providers do
      business, are not capable of
      recognizing the euro as a
      distinct currency.

Currency Risk and Exchange Risk -- Securities in which the Fund invests are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly, when the U.S. dollar decreases in value against a foreign currency, a security denominated in the currency gains value because the currency is worth more U.S. dollars. This risk,

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

generally known as "currency risk," means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards --Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Fund management to completely and accurately determine a company's financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

Borrowing and Leverage -- The Fund may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund's return. Certain securities that the Fund buys may create leverage including, for example, when issued securities, forward commitments and options.

Derivatives -- The Fund may use derivative instruments including futures, forwards and options. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:

      Leverage Risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      Credit Risk -- the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[GRAPHIC] DETAILS ABOUT THE FUNDS


      Currency Risk -- the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      Liquidity Risk -- the risk that certain securities may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth.

Hedging is a strategy in which the Fund uses a derivative to offset the risk that other Fund holdings may decrease in value. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Convertible Securities -- Convertibles are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular debt securities; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the value of the underlying common stock.

Illiquid Securities -- The Fund may invest up to 15% of its assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.

ABOUT THE PORTFOLIO MANAGER
--------------------------------------------------------------------------------

James Ellman, a first Vice President of the Manager since 1999, as well as a Senior Vice President and Senior Portfolio Manager of the Fund, is primarily

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

responsible for the day-to-day management of the Fund's portfolio. Mr. Ellman was the portfolio manager for the AIM Global Financial Services Fund series of AIM Investment Funds, Inc. ("AIM GFS Funds"),/1/ from May 31, 1995 to June 10, 1999. The investment objective, policies and strategies of the AIM Global Financial Services Fund are substantially similar in all material respects to those of the Fund. (During the same period, Mr. Ellman was the portfolio manager for two other mutual funds whose investment objectives and policies were not substantially similar to those of the Fund.)

The average annualized total return for Class A shares of the AIM GFS Fund from May 31, 1995, through June 10, 1999, was 20.63%. At May 31, 1999, the AIM
Global Financial Services Fund had $80.9 million in net assets. As portfolio manager of the AIM GFS Fund, Mr. Ellman had fully discretionary authority over the selection of investments for that Fund. The average annual returns of the Class A shares of the AIM GFS Fund, of the Morgan Stanley Capital International All Country World Index ("MSCI All Country World Index") and of the Morgan Stanley Capital International World Banking Index ("MSCI World Banking Index") for the periods indicated were:

                    Year-To-Date One Year Three Years Period
                      1/1/99-     ended      ended    5/31/95-
                      6/10/99    3/31/99    3/31/99   6/10/99
--------------------------------------------------------------
  AIM GFS Fund
   Class A/2/,/4/
   (with sales
   charge)             7.24%       4.55%    19.78%     20.63%
--------------------------------------------------------------
   AIM GFS Fund
   Class A/3/,/4/
   (without sales
   charge)               N/A       9.76%    21.73%     22.10%
--------------------------------------------------------------
  MSCI All Country
   World
   Index/5/,/7/          N/A      12.64%    17.58%        N/A
--------------------------------------------------------------
  MSCI World
   Banking
   Index/6/,/7/          N/A      -4.51%     8.81%        N/A
--------------------------------------------------------------

1. Prior to June, 1998, AIM Global Financial Services Fund was a series of GT Investment Funds, Inc. and was known as GT Global Financial Services Fund.

2. These total return figures for the AIM GFS Fund reflect changes in Class A shares prices and reinvestment of dividends and distributions, are net of fund expenses, and reflect a deduction for the maximum front-end sales charge of 4.75%.

3. These total return figures for the AIM GFS Fund reflect changes in Class A share prices and reinvestment of dividends and distributions and are net of fund expenses, but do not reflect a deduction for the maximum front-end sales charge of 4.75%.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[GRAPHIC]  DETAILS ABOUT THE FUND APPEARS HERE

4. The expenses of the AIM Fund and the estimated expenses of the Fund, although similar, are not exactly the same. Therefore, the use of the estimated Fund's expenses would have caused the performance results of the AIM Fund to be lower for some of the periods shown.

5. The Morgan Stanley Capital International All Country World Index measures the performance of securities listed on the major exchanges of 47 markets, including both developed and emerging markets.

6. The MSCI World Banking Index is a group of unmanaged banking industry securities from the world's developed markets tracked by Morgan Stanley Capital International.

7. Performance data for the MSCI All Country World Index and MSCI World Banking Index is available only on a month-end basis and is therefore not available for periods ended 6/10/99. For the MSCI All Country World Index, the year-to-date average annualized return for the period 1/1/99-5/31/99 was 3.69% and the average annualized return for the period 5/31/95-5/31/99 was 16.96%. For the MSCI World Banking Index, the year-to-date average annualized return for the period 1/1/99-5/31/99 was 4.44% and the average annualized return for the period 5/31/95-5/31/99 was 8.21%.

For the fiscal year ended October, 31, 1998, the Advisor and its predecessor agreed to waive a portion of the annual management fee payable by the AIM GFS Fund and its predecessor to limit the AIM GFS Fund's expenses (exclusive of brokerage commissions, taxes, interest and expenses) to 2.00% of the average daily net asset of the Class A shares. For the fiscal years ended October 31, 1997 and October 31, 1996, expenses were similarly limited to 2.40%. Without such waivers and reimbursements, returns would have been lower.

Historical performance is not indicative of future performance. The aim global financial services fund is a separate fund and its historical performance is not indicative of the potential performance of the fund. Share prices and investment returns will fluctuate reflective market conditions as well as changes in company-specific fundamentals of portfolio securities.

Mr. Ellman holds a Bachelor of Arts degree from Tufts University and a Master of Business Administration degree from Harvard University. Prior to joining the AIM Global Financial Services Fund in 1994, Mr. Ellman was a bank examiner for the Federal Reserve Bank of New York in the International Examinations Department.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

YOUR ACCOUNT [GRAPHIC]

MERRILL LYNCH SELECT PRICING SM SYSTEM
--------------------------------------------------------------------------------

The Fund offers four share classes, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares you should consider the size of your investment and how long you plan to hold your shares. Your Merrill Lynch Financial Consultant can help you determine which share class is best suited to your personal financial goals.

For example, if you select Class A or D shares, you generally pay a sales charge at the time of purchase. If you buy Class D shares, you also pay an ongoing account maintenance fee of 0.25%. You may be eligible for a sales charge waiver.

If you select Class B or C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% and account maintenance fee of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. In addition, you may be subject to a deferred sales charge when you sell Class B or C shares.

The Fund's shares are distributed by Merrill Lynch Funds Distributor, a division of Princeton Funds Distributor, Inc., an affiliate of Merrill Lynch.

A subscription period for the shares will end on November 23, 1999, unless extended. Subscriptions will be payable, shares will be issued and the Fund will commence operations on the third business day after the end of the subscription period. The Fund or the Distributor can terminate the subscription offering at any time, in which case the Fund will not commence operations or will commence operations with a limited number of shares.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

The table below summarizes key features of the Merrill Lynch Select Pricing SM System.

                           Class A                   Class B             Class C             Class D
---------------------------------------------------------------------------------------------------------------------
  Availability              Limited to certain       Generally available Generally available  Generally available
                            investors including:     through Merrill     through Merrill      through Merrill Lynch.
                            .Current Class A         Lynch. Limited      Lynch. Limited       Limited availability
                            shareholders             availability        availability         through other
                            .Certain Retirement      through other       through other        securities dealers.
                            Plans                    securities dealers. securities dealers.
                            .Participants in
                            certain Merrill Lynch
                            sponsored programs
                            .Certain affiliates of
                            Merrill Lynch.
---------------------------------------------------------------------------------------------------------------------
  Initial Sales Charge?     Yes. Payable at time of  No. Entire purchase No. Entire purchase  Yes. Payable at time of
                            purchase. Lower sales    price is invested   price is invested    purchase. Lower sales
                            charges available        in shares of the    in shares of the     charges available
                            for larger investments.  Fund.               Fund.                for larger investments.
---------------------------------------------------------------------------------------------------------------------
  Deferred Sales Charge?    No. (May be charged for  Yes. Payable if you Yes. Payable if you  No. (May be charged for
                            purchases over           redeem within four  redeem within one    purchases over
                            $1 million that are      years of purchase.  year of purchase.    $1 million that are
                            redeemed within                                                   redeemed within
                            one year.)                                                        one year.)
---------------------------------------------------------------------------------------------------------------------
  Account Maintenance and   No.                      0.25% Account       0.25% Account        0.25% Account
  Distribution Fees?                                 Maintenance Fee.    Maintenance Fee.     Maintenance Fee.
                                                     0.75% Distribution  0.75% Distribution   No Distribution Fee.
                                                     Fee.                Fee.
---------------------------------------------------------------------------------------------------------------------
  Conversion to Class D     No.                      Yes, automatically  No.                  No.
  Shares?                                            after approximately
                                                     eight years.
---------------------------------------------------------------------------------------------------------------------

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[GRAPHIC] YOUR ACCOUNT

Class A and Class D Shares -- Initial Sales Charge Options
If you select Class A or Class D shares, you will pay a sales charge at the time of purchase. The public offering price of Class A and Class D shares during the subscription period is $10.00 per share. If you select Class A or D shares, you will pay a sales charge at the time of purchase (whether during or after the subscription period) as shown in the following table. During the subscription period, securities dealers will receive compensation equal to the entire sales charge (and therefore, may be deemed to be underwriters). After the subscription period, the dealer compensation will be as shown in the last column.

                                                        Dealer
                                                     Compensation
                      As a % of       As a % of       As a % of
 Your Investment    Offering Price Your Investment* Offering Price
------------------------------------------------------------------
 Less than
  $25,000               5.25%           5.54%           5.00%
------------------------------------------------------------------
 $25,000 but less
  than $50,000          4.75%           4.99%           4.50%
------------------------------------------------------------------
 $50,000 but less
  than $100,000         4.00%           4.17%           3.75%
------------------------------------------------------------------
 $100,000 but
  less than
  $250,000              3.00%           3.09%           2.75%
------------------------------------------------------------------
 $250,000 but
  less than
  $1,000,000            2.00%           2.04%           1.80%
------------------------------------------------------------------
 $1,000,000 and
  over**                0.00%           0.00%           0.00%
------------------------------------------------------------------

 * Rounded to the nearest one-hundredth percent.
** If you invest $1,000,000 or more in Class A or Class D shares, you may not pay an initial sales charge. However, if you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class A and Class D shares by certain employer sponsored retirement or savings plans.

No initial sales charge applies to Class A or Class D shares that you buy through reinvestment of dividends or distributions.

A reduced or waived sales charge on a purchase of Class A or Class D shares may apply for:
    . Purchases under a Right of
      Accumulation or Letter of Intent.
Right of Accumulation -- permits you to pay the sales charge that would apply to the cost or value (whichever is higher) of all shares you own in the Merrill Lynch mutual funds that offer Select Pricing options.

Letter of Intent -- permits you to pay the sales charge that would be applicable if you add up all shares of Merrill Lynch Select Pricing System funds that you agree to buy within a 13 month period. Certain restrictions apply.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

    . Merrill Lynch Blueprint SM
      Program participants.
    . TMA SM Managed Trusts.
    . Certain Merrill Lynch investment
      or central asset accounts.
    . Certain employer-sponsored
      retirement or savings plans.
    . Purchases using proceeds from the
      sale of certain Merrill Lynch
      closed-end funds under certain
      circumstances.
    . Certain investors, including
      directors of Merrill Lynch mutual
      funds and Merrill Lynch
      employees.
    . Certain Merrill Lynch fee-based
      programs.

Only certain investors are eligible to buy Class A shares. Your Merrill Lynch Financial Consultant can help you determine whether you are eligible to buy Class A shares or to participate in any of these programs.

If you decide to buy shares under the initial sales charge alternative and you are eligible to buy both Class A and Class D shares, you should buy Class A since Class D shares are subject to an account maintenance fee, while Class A shares are not.

If you redeem Class A or D shares and within 30 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your Merrill Lynch Financial Consultant or the Fund's Transfer Agent at 1-800-MER-FUND.

Class B and Class C Shares -- Deferred Sales Charge Options
If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within four years after purchase or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% and account maintenance fees of 0.25% each year under a distribution plan that the Fund has adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the Merrill Lynch Financial Consultant or

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[GRAPHIC] YOUR ACCOUNT

other securities dealer who assists you in purchasing Fund shares. The public offering price of Class B and Class C shares during the subscription period will be $10.00 per share.

Class B Shares
If you redeem Class B shares within four years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

      Years Since
      Purchase           Sales Charge*
     ---------------------------------
       0 - 1                 4.00%
     ---------------------------------
       1 - 2                 3.00%
     ---------------------------------
       2 - 3                 2.00%
     ---------------------------------
       3 - 4                 1.00%
     ---------------------------------
       4 and thereafter      0.00%
     ---------------------------------

 * The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends or distributions are not subject to a deferred sales charge. Not all Merrill Lynch funds have identical deferred sales charge schedules. If you exchange your shares for shares of another fund, the higher charge will apply.

The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:
    . Certain post-retirement
      withdrawals from an IRA or other
      retirement plan if you are over
      59 1/2 years old.
    . Redemption by certain eligible
      401(a) and 401(k) plans, certain
      related accounts, group plans
      participating in the Merrill
      Lynch Blueprint Program and
      certain retirement plan
      rollovers.
    . Redemption in connection with
      participation in certain Merrill
      Lynch fee-based programs.
    . Withdrawals resulting from
      shareholder death or disability
      as long as the waiver request is
      made within one year of death or
      disability or, if later,
      reasonably promptly following
      completion of probate, or in
      connection with involuntary
      termination of an account in
      which Fund shares are held.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

    . Withdrawal through the Merrill
      Lynch Systematic Withdrawal Plan
      of up to 10% per year of your
      Class B account value at the time
      the plan is established.

Your Class B shares convert automatically into Class D shares approximately eight years after purchase. Any Class B shares received through reinvestment of dividends or distributions paid on converting shares will also convert at that time. Class D shares are subject to lower annual expenses than Class B shares. The conversion of Class B to Class D shares is not a taxable event for federal income tax purposes.

Different conversion schedules apply to Class B shares of different Merrill Lynch mutual funds. For example, Class B shares of a fixed-income fund convert approximately ten years after purchase compared to approximately eight years for equity funds. If you acquire your Class B shares in an exchange from another fund with a shorter conversion schedule, the Fund's eight year conversion schedule will apply. If you exchange your Class B shares in the Fund for Class B shares of a fund with a longer conversion schedule, the other fund's conversion schedule will apply. The length of time that you hold both the original and exchanged Class B shares in both funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Class C Shares
If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or distributions. The deferred sales charge relating to Class C shares may be reduced or waived in connection with participation in certain Merrill Lynch fee-based programs, involuntary termination of an account in which Fund shares are held and withdrawals through the Merrill Lynch Systematic Withdrawal Plan.

Class C shares do not offer a conversion privilege.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[GRAPHIC] YOUR ACCOUNT

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
--------------------------------------------------------------------------------

The chart below summarizes how to buy, sell, transfer and exchange shares through Merrill Lynch or other securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-800-MER-FUND. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

 If You Want To   Your Choices             Information Important for You to Know
---------------------------------------------------------------------------------------------------
 Buy Shares       First, select the share  Refer to the Merrill Lynch Select Pricing table on page
                  class appropriate for     . Be sure to read this prospectus carefully.
                  you
           ----------------------------------------------------------------------------------------
                  Next, determine the      The minimum initial investment for the Fund is $1,000
                  amount of your           for all accounts except:
                  investment
                                            .$250 for certain Merrill Lynch fee-based programs
                                            .$100 for retirement plans

                                           (The minimums for initial investments may be waived
                                           under certain circumstances.)
           ----------------------------------------------------------------------------------------
                  Have your Merrill Lynch  The price of your shares is based on the next
                  Financial Consultant or  calculation of net asset value after your order is securities dealer submit placed. Any purchase orders placed within fifteen
                  your purchase order      minutes after the close of business on the New York
                                           Stock Exchange will be priced at the net asset value
                                           determined that day.

                                           Purchase orders placed after that time will be priced at
                                           the net asset value determined on the next business day.
                                           The Fund may reject any order to buy shares and may
                                           suspend the sale of shares at any time. Merrill Lynch
                                           may charge a processing fee to confirm a purchase. This
                                           fee is currently $5.35.
           ----------------------------------------------------------------------------------------
                  Or contact the Transfer  You can purchase shares by calling the Transfer Agent to
                  Agent                    request an application and making a purchase order
                                           directly to the Transfer Agent at the address on the
                                           inside back cover of this Prospectus.
---------------------------------------------------------------------------------------------------
 Add to Your      Purchase additional      The minimum investment for additional purchases is $50
 Investment       shares                   for all accounts except that retirement plans have a
                                           minimum additional purchase of $1.

                                           (The minimums for additional purchases may be waived
                                           under certain circumstances.)
           ----------------------------------------------------------------------------------------
                  Acquire additional       All dividends and capital gains distributions are
                  shares through the       automatically reinvested without a sales charge.
                  automatic dividend
                  reinvestment plan
           ----------------------------------------------------------------------------------------
                  Participate in the       You may invest a specific amount on a periodic basis
                  automatic investment     through certain Merrill Lynch investment or central
                  plan                     asset accounts.
---------------------------------------------------------------------------------------------------
 Transfer Shares  Transfer to a            You may transfer your Fund shares only to another
 to Another       participating securities securities dealer that has entered into an agreement
 Securities       dealer                   with Merrill Lynch. All shareholder services will be
 Dealer                                    available for the transferred shares. You may purchase
                                           additional shares only of funds previously owned before
                                           the transfer. All future trading of these assets must be
                                           coordinated by the receiving firm.
           ----------------------------------------------------------------------------------------
                  Transfer to a non-       You must either:
                  participating securities  .Transfer your shares to an account with the Transfer
                  dealer                   Agent; or
                                            .Sell your shares, paying any applicable CDSC.
---------------------------------------------------------------------------------------------------

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[GRAPHIC] YOUR ACCOUNT

 If You Want To   Your Choices             Information Important for You to Know
---------------------------------------------------------------------------------------------------
 Sell Your        Have your Merrill Lynch  The price of your shares is based on the next
 Shares           Financial Consultant or  calculation of net asset value after your order is securities dealer submit placed. For your redemption request to be priced at the
                  your sales order         net asset value on the day of your request, you must
                                           submit your request to your dealer within fifteen
                                           minutes after that day's close of business on the New
                                           York Stock Exchange (the New York Stock Exchange
                                           generally closes at 4:00 p.m. Eastern time). Any
                                           redemption request placed after that time will be priced
                                           at the net asset value at the close of business on the
                                           next business day. Dealers must submit redemption
                                           requests to the Fund not more than thirty minutes after
                                           the close of business on the New York Stock Exchange on
                                           the day the request was received.

                                           Securities dealers, including Merrill Lynch, may charge
                                           a fee to process a redemption of shares. Merrill Lynch
                                           currently charges a fee of $5.35. No processing fee is
                                           charged if you redeem shares directly through the
                                           Transfer Agent.
                                           The Fund may reject an order to sell shares under
                                           certain circumstances.
           ----------------------------------------------------------------------------------------
                  Sell through the         You may sell shares held at the Transfer Agent by
                  Transfer Agent           writing to the Transfer Agent at the address on the
                                           inside back cover of this prospectus. All shareholders
                                           on the account must sign the letter and signatures must
                                           be guaranteed. If you hold stock certificates, return
                                           the certificates with the letter. The Transfer Agent
                                           will normally mail redemption proceeds within seven days
                                           following receipt of a properly completed request. If
                                           you make a redemption request before the Fund has
                                           collected payment for the purchase of shares, the Fund
                                           or the Transfer Agent may delay mailing your proceeds.
                                           This delay will usually not exceed ten days.

                                           If you hold share certificates, they must be delivered
                                           to the Transfer Agent before they can be converted.
                                           Check with the Transfer Agent or your Merrill Lynch
                                           Financial Consultant for details.
---------------------------------------------------------------------------------------------------

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

 If You Want To   Your Choices             Information Important for You to Know
---------------------------------------------------------------------------------------------------
 Sell Shares      Participate in the       You can choose to receive systematic payments from your
 Systematically   Fund's Systematic        Fund account either by check or through direct deposit
                  Withdrawal Plan          to your bank account on a monthly or quarterly basis. If
                                           you have a Merrill Lynch CMA(R), CBA(R) or Retirement
                                           Account you can arrange for systematic redemptions of a
                                           fixed dollar amount on a monthly, bi-monthly, quarterly,
                                           semi-annual or annual basis, subject to certain
                                           conditions. Under either method you must have dividends
                                           and other distributions automatically reinvested. For
                                           Class B and C shares your total annual withdrawals
                                           cannot be more than 10% per year of the value of your
                                           shares at the time your plan is established. The
                                           deferred sales charge is waived for systematic
                                           redemptions. Ask your Merrill Lynch Financial Consultant
                                           for details.
---------------------------------------------------------------------------------------------------
 Exchange Your    Select the fund into     You can exchange your shares of the Fund for shares of
 Shares           which you want to        many other Merrill Lynch mutual funds. You must have
                  exchange. Be sure to     held the shares used in the exchange for at least 15
                  read that fund's         calendar days before you can exchange to another fund.
                  prospectus.

                                           Each class of Fund shares is generally exchangeable for
                                           shares of the same class of another fund. If you own
                                           Class A shares and wish to exchange into a fund in which
                                           you have no Class A shares, you will exchange into Class
                                           D shares.

                                           Some of the Merrill Lynch mutual funds impose a
                                           different initial or deferred sales charge schedule. If
                                           you exchange Class A or D shares for shares of a fund
                                           with a higher initial sales charge than you originally
                                           paid, you will be charged the difference at the time of
                                           exchange. If you exchange Class B shares for shares of a
                                           fund with a different deferred sales charge schedule,
                                           the higher schedule will apply. The time you hold Class
                                           B or C shares in both funds will count when determining
                                           your holding period for calculating a deferred sales
                                           charge at redemption. If you exchange Class A or D
                                           shares for money market fund shares, you will receive
                                           Class A shares of Summit Cash Reserves Fund. Class B or
                                           C shares of the Fund will be exchanged for Class B
                                           shares of Summit.

                                           Although there is currently no limit on the number of
                                           exchanges that you can make, the exchange privilege may
                                           be modified or terminated at any time in the future.
---------------------------------------------------------------------------------------------------

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[GRAPHIC] YOUR ACCOUNT
HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. The Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, fifteen minutes after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares. If an event occurs after the close of a foreign exchange that is likely to significantly affect the Fund's net asset value, "Fair Value" pricing may be used. This means that the Fund may value its foreign holdings at prices other than their last closing prices, and the Fund's net asset value will reflect this.

Generally, Class A shares will have the highest net asset value because that class has the lowest expenses, and Class D shares will have a higher net asset value than Class B or Class C shares. Also dividends paid on Class A and Class D shares will generally be higher than dividends paid on Class B and Class C shares because Class A and Class D shares have lower expenses.

PARTICIPATION IN MERRILL LYNCH FEE-BASED PROGRAMS
--------------------------------------------------------------------------------

If you participate in certain fee-based programs offered by Merrill Lynch, you may be able to buy Class A shares at net asset value, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances.

You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

If you leave one of these programs, your shares may be redeemed or automatically exchanged into another class of Fund shares or into a money Net Asset Value -- the market value of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

Dividends -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

market fund. The class you receive may be the class you originally owned when you entered the program, or in certain cases, a different class. If the exchange is into Class B shares, the period before conversion to Class D shares may be modified. Any redemption or exchange will be at net asset value. However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your Merrill Lynch Financial Consultant.

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

The Fund will distribute any net investment income semi-annually and any net realized long- or short-term capital gains at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. If your account is with Merrill Lynch and you would like to receive dividends in cash, contact your Merrill Lynch Financial Consultant. If your account is with the Transfer Agent and you would like to receive dividends in cash, contact the Transfer Agent.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, any gain on the transaction may be subject to tax. The Fund intends to make distributions that will either be taxed as ordinary income or capital gains. Capital gains dividends derived by individuals are generally taxed at different rates than ordinary income dividends. Shareholders should expect that the Fund's distributions will consist primarily of capital gains.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[GRAPHIC] YOUR ACCOUNT

"BUYING A DIVIDEND"

Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, the Fund must withhold 31% of your dividends and proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

MANAGEMENT OF THE FUND [GRAPHIC]

FUND ASSET MANAGEMENT
--------------------------------------------------------------------------------

Fund Asset Management, L.P. as the "investment adviser" for the Portfolio, manages the underlying Portfolio's investments under the overall supervision of the Board of Trustees of the Global Financial Services Master Trust. The investment adviser and its affiliates have the responsibility for making all investment decisions for the Fund.

Fund Asset Management and its affiliates manage portfolios with over $518 billion in assets (as of July 1999) for individuals and institutions seeking investments worldwide. This amount includes assets managed for its affiliates. The advisory agreement between the Trust and the investment adviser gives the investment adviser the responsibility for making all investment decisions.

The investment adviser is paid at the rate of 0.40% of the Portfolio's average daily net assets.

The Fund does not have an investment adviser, since the Fund's assets will be invested in its corresponding Portfolio. Fund Asset Management, L.P. provides administrative services to the Fund.

Master/Feeder Structure

Unlike many other mutual funds, which directly buy and manage their own portfolio securities, the Fund seeks to achieve its investment objectives by investing all its assets in the corresponding Portfolio of the Global Financial Services Master Trust. Investors in the Fund will acquire an indirect interest in the underlying Portfolio. Whenever the Fund is requested to vote on any matter relating to the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

Other "feeder" funds may also invest in the "master" Portfolio. This structure may enable the Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the master from different feeders may offset each other and produce a lower net cash flow.

The Fund may withdraw from the Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.

A Note About Year 2000
Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Fund could

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[GRAPHIC] MANAGEMENT OF THE FUND

be adversely affected if the computer systems used by the Fund's management or other Fund service providers do not properly address this problem before January 1, 2000. The Fund's management expects to have addressed this problem before then and does not anticipate that the services it provides will be adversely affected. The Fund's other service providers have told the Fund management that they also expect to resolve the Year 2000 Problem, and the Fund management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers of securities in which the Fund invests, and this could hurt the Fund's investment returns. This negative impact may be greater for companies in foreign markets, since they may be less prepared for the Year 2000 Problem than domestic companies and markets. If the companies in which the Fund invests have Year 2000 Problems, the Fund's returns could be adversely affected.

               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

                      [This page intentionally left blank]



               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

                      [This page intentionally left blank]



               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

                      [This page intentionally left blank]



               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

                                   [GRAPHIC]

                         -----------------------------
                                   POTENTIAL
                  ------           INVESTORS           ------
                  1      Open an account (two options)       2
                  |      -----------------------------       |
                  |                                          |
--------------------------------              --------------------------------
           MERRILL LYNCH                               TRANSFER AGENT
        FINANCIAL CONSULTANT                   Financial Data Services Inc.
        OR SECURITIES DEALER                          P.O. Box 45289
  Advises shareholders on their               Jacksonville, Florida 32232-5289
          Fund investments.                      Performs recordkeeping and
                                                    reporting services.
--------------------------------              --------------------------------
           |                                                       |
           |                                                       |
           |                                                       |
           |     -----------------------------------------------   |
           |                     DISTRIBUTOR                       |
           |            Merrill Lynch Funds Distributor,           |
           ---   a division of Princeton Funds Distributor, Inc.---
                                 P.O. Box 9081
                       Princeton, New Jersey 08543-9081
                     Arranges for the sale of Fund shares.
                ------------------------------------------------
                                       |
                                       |
                            ----------------------
                                   THE FUND
                 ---------   The Board of Directors ----------
                 |            oversees the Fund.              |
                 |          ----------------------            |
                 |                     |                      |
                 |                     |                      |
------------------------------------   |   -----------------------------------
             COUNSEL                   |               CUSTODIAN
Swidler Berlin Shereff Friedman, LLP   |
         919 Third Avenue              |       Holds the Fund's assets for
    New York, New York 10022           |              safekeeping.
 Provides legal advice to the Fund.    |
                                       |
------------------------------------   |   -----------------------------------
                                       |
                                       |
                                       |
              -------------------------|---------------------
              |                                              |
              |                                              |
              |                                              |
              |                                              |
--------------------------------           -----------------------------------
     INDEPENDENT AUDITORS                           INVESTMENT ADVISER
   Deloitte & Touche LLP                   Merrill Lynch Asset Management, L.P.
      117 Campus Drive
Princeton, New Jersey 08540-6400                ADMINISTRATIVE OFFICES
                                                800 Scudders Mill Road
Audits the financial statements              Plainsboro, New Jersey 08536
    of the Fund on behalf of                       MAILING ADDRESS
       the shareholders.                            P.O. Box 9011
--------------------------------           Princeton, New Jersey 08543-9011
                                                  TELEPHONE NUMBER
                                                   1-800-MER-FUND
                                            Manages the Fund's day-to-day
                                                      activities.
                                           -----------------------------------


               MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

[LOGO] FOR MORE INFORMATION

Shareholder Reports
Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-MER-FUND.

The Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive sepa-rate shareholder reports for each account, call your Merrill Lynch Financial Consultant or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Consultant or the Transfer Agent at 1-800-MER-FUND.

Statement of Additional Information
The Fund's Statement of Additional Information contains further information about the Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Fund at Finan-cial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-MER-FUND.

Contact your Merrill Lynch Financial Consultant or the Fund, at the telephone number or address indicated above, if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public refer-ence room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.

Investment Company Act file # 811-09375
Code #19065-0699

(C)Fund Asset Management, L.P.

[LOGO] Prospectus October 18, 1999

                                                            [LOGO] Merrill Lynch

           Merrill Lynch Global Financial
           Services Fund, Inc.

                      STATEMENT OF ADDITIONAL INFORMATION

              Merrill Lynch Global Financial Services Fund, Inc.

  P.O. Box 9011, Princeton, New Jersey 08543-9011 . Phone No. (609) 282-2800

                               ----------------

  The investment objective of the Fund is capital appreciation. The Fund tries to achieve its goal by investing at least 65% of its assets in equity securities of U.S. and foreign financial services companies. The Fund considers a "financial services" company to be one that, in the most recent fiscal year, derived at least 50% of its revenues or earnings or devoted at least 50% of its assets to financial services. Financial services include banking, mortgage lending and servicing, securities and commodities trading, investment management, insurance, providing financial guarantees, leasing, credit card servicing and lending. The Fund seeks to achieve its investment objective by investing all of its assets in Global Financial Services Portfolio (the "Portfolio"), which is the portfolio of Global Financial Services Master Trust (the "Trust") that has the same investment objective as the Fund. The Fund's investment experience will correspond directly to the investment experience of the Portfolio. There can be no assurance that the investment objective of the Fund will be achieved.

  The portfolio of the Fund generally will be managed without regard to tax considerations applicable to distributions to shareholders and therefore its shares may appeal particularly to investors for whom current tax liability is not a major consideration, such as employee benefit plans and individual retirement accounts ("IRAs").

  Pursuant to the Merrill Lynch Select Pricing SM System, the Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select Pricing SM System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Purchase of Shares."

                               ----------------

  This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated October 18, 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling (800) 637-3863 or by writing the Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.

                               ----------------

               Fund Asset Management -- Investment Adviser
                Merrill Lynch Funds Distributor -- Distributor

                               ----------------

The date of this Statement of Additional Information is October 18, 1999.

                               TABLE OF CONTENTS

Investment Objective and Policies..........................................   2
  Other Investment Policies, Practices, and Risk Factors...................   3
  Convertible Securities...................................................   3
  Foreign Investment Risks.................................................   4
  Small Cap Companies......................................................   6
  Derivatives..............................................................   6
  Options on Securities and Securities Indices.............................   6
  Futures..................................................................   8
  Foreign Exchange Transactions............................................   9
  Risk Factors in Options, Futures and Currency Instruments................   9
  Additional Risk Factors of OTC Transactions; Limitations on the Use of
   OTC Derivatives.........................................................  10
  Additional Limitations on the Use of Derivatives.........................  11
  When Issued Securities, Delayed Delivery Securities and Forward
   Commitments.............................................................  11
  Borrowing and Leverage...................................................  11
  Standby Commitment Agreements............................................  11
  Junk Bonds...............................................................  12
  Other Risks..............................................................  13
  Investment Restrictions..................................................  14
  Portfolio Turnover.......................................................  16
Management of the Fund.....................................................  16
  Directors and Officers...................................................  16
  Compensation of Directors................................................  18
  Administration Arrangements..............................................  18
  Management and Advisory Arrangements.....................................  19
  Code of Ethics...........................................................  20
Purchase of Shares.........................................................  20
  Initial Sales Charge Alternatives -- Class A and Class D Shares..........  21
  Deferred Sales Charge Alternatives -- Class B and Class C Shares.........  25
  Distribution Plans.......................................................  28
  Limitations on the Payment of Deferred Sales Charges.....................  29
Redemption of Shares.......................................................  30
  Redemption...............................................................  30
  Repurchase...............................................................  30
  Reinstatement Privilege -- Class A and Class D Shares....................  31
Pricing of Shares..........................................................  31
  Determination of Net Asset Value.........................................  31
Portfolio Transactions and Brokerage.......................................  32
Shareholder Services.......................................................  33
  Investment Account.......................................................  33
  Exchange Privilege.......................................................  34
  Fee-Based Programs.......................................................  36
  Retirement Plans.........................................................  36
  Automatic Investment Plans...............................................  36
  Automatic Dividend Reinvestment Plan.....................................  37
  Systematic Withdrawal Plan...............................................  37
Dividends and Taxes........................................................  38
  Dividends................................................................  38
  Taxes....................................................................  38
  Tax Treatment of Options and Futures Transactions........................  40
  Special Rules for Certain Foreign Currency Transactions..................  41
Performance Data...........................................................  41
General Information........................................................  42
  Description of Shares....................................................  42
  Independent Auditors.....................................................  43
  Custodian................................................................  43
  Transfer Agent...........................................................  43
  Legal Counsel............................................................  43
  Reports to Shareholders..................................................  43
  Shareholder Inquiries....................................................  43
  Additional Information...................................................  44
Balance Sheet..............................................................  45

                       INVESTMENT OBJECTIVE AND POLICIES

  The investment objective of the Fund is capital appreciation. The Fund tries to achieve its goal by investing at least 65% of its assets in equity securities of U.S. and foreign financial services companies. The Fund considers a "financial services" company to be one that, in the most recent fiscal year, derived at least 50% of its revenues or earnings or devoted at least 50% of its assets to financial services. Financial services include banking, mortgage lending and servicing, securities and commodities trading, investment management, insurance, providing financial guarantees, leasing, credit card servicing and lending. We cannot guarantee that the Fund will achieve its goal.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which is a portfolio of the Trust that has the same investment objective as the Fund. The Fund's investment experience and results will correspond directly to the investment experience of the Portfolio. Thus, all investments are made at the level of the Portfolio. For simplicity, however, with respect to investment objective, policies and restrictions, this Statement of Additional Information, like the Prospectus, uses the term "Fund" to include the underlying Portfolio in which the Fund invests. Reference is made to the discussion under "How the Fund Invests" and "Investment Risks" in the Prospectus for information with respect to the Fund's and the Portfolio's investment objective and policies. There can be no guarantee that the Fund's investment objective will be achieved.

  The investment objective of the Fund is a fundamental policy of the Fund, which may not be changed without a vote of a majority of its outstanding shares as defined below. Reference is made to "How the Fund Invests" and "Investment Risks" in the Prospectus.

  The Fund is classified as a diversified fund under the Investment Company Act of 1940, as amended (the "Investment Company Act") and, accordingly, is subject to the diversification requirements of the Investment Company Act. This policy is fundamental and may be changed only by shareholder vote. Accordingly, with respect to 75% of the Fund's assets, the Fund may not invest more than 5% of the value of its assets in the obligations of a single issuer and may not acquire more than 10% of the voting securities of a single issuer. The Fund also is subject to Section 12(d)(3) of the Investment Company Act and Rule 12d3-1 thereunder, which restrict the Fund, with limited exceptions, from acquiring any security issued by any person that derived more than 15% of its gross revenues in its most recent fiscal year from securities related activities (i.e., a broker, dealer, underwriter or investment adviser), unless the issuer is not the investment company's own investment adviser, promoter or principal underwriter or an affiliated person of one of these and: (1) immediately after the acquisition of any equity security, the acquiring company owns not more than 5% of the outstanding securities of that class of the issuer's equity securities; (2) immediately after the acquisition of any debt security, the acquiring company owns not more than 10% of the outstanding principal amount of the issuer's debt securities; and (3) immediately after any such acquisition, the acquiring company has invested not more than 5% of the value of its total assets in the securities of the issuer. The Fund also is subject to the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify as a regulated investment company (a "RIC") for U.S. federal income tax purposes. In order to qualify as a RIC under the Code, the Fund must comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Funds's total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in the securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. Investment in the securities of the U.S. Government, its agencies and instrumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the Code, while foreign government securities are included within such definition.

  Because Fund Asset Management ("FAM" or the "Investment Adviser") manages the Fund's assets by investing in a specific economic sector, the Fund may be more susceptible than would be a more widely diversified fund to any single economic, political or regulatory occurrence or to changes in the financial condition of issuers in a single industry within that sector.

  The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.

  The Fund generally will invest without regard to tax considerations applicable to distributions to shareholders and therefore its shares may appeal particularly to investors for whom current tax liability is not a major consideration such as employee benefit plans and individuals retirement accounts ("IRAs"). Because the Fund is designed for investors for whom current tax liability is not a consideration, the Fund has the flexibility to take advantage of short term investment opportunities when determined appropriate by the Investment Adviser.

  Investment emphasis will be on equities, primarily common stocks and, to a lesser extent, securities convertible into common stocks, preferred stock and other instruments the return on which is linked to the performance of a common stock or a basket or index of common stocks ("equity securities"). The Fund also may invest in convertible and non-convertible debt securities, including up to 5% of its assets in debt securities rated below investment grade by a nationally recognized rating agency (e.g., rated below Baa by Moody's Investors Services, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P")) or in unrated debt securities that, in the judgment of FAM, possess similar credit characteristics as debt securities rated investment grade or debt securities rated below investment grade (commonly known as "junk bonds"). For a description of ratings of debt securities, see the Appendix.

  The Fund will at all times, except during temporary defensive periods, or during extraordinary periods to meet redemptions, maintain at least 65% of its total assets invested in equity securities. The Fund may also invest up to 20% of its total assets under normal circumstances and in excess of 20% of its total assets during temporary defensive periods, or during extraordinary periods to meet redemptions, in other types of securities, including, debt securities, short term U.S. Government securities, money market securities, and repurchase agreements, and cash or cash equivalents, in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant.

  Inasmuch as the Fund is authorized to invest in bonds and other fixed-income securities, it is important to note that the portion of the Fund's net asset value attributable to such securities may fall when interest rates rise and may rise when interest rates fall. In general, fixed-income securities with longer maturities will be subject to greater volatility resulting from interest rate fluctuations than will fixed-income securities with shorter maturities.

Other Investment Policies, Practices, and Risk Factors

Convertible Securities

  Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

  The characteristics of convertible securities include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

  In analyzing convertible securities, the Investment Adviser will consider both the yield on the convertible security and the potential capital appreciation that is offered by the underlying common stock.

  Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund is denominated in United States dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security.

  Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

  To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

  Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

Foreign Investment Risks

  Foreign Market Risk. Because the Fund may invest a substantial portion of its total assets in foreign securities, the Fund offers you more diversification than an investment only in the United States since prices of securities traded on foreign markets have often, though not always, moved independently of prices in the United States. Foreign security investment, however, involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.

  Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect the Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

  Currency Risk and Exchange Risk. Securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of the Fund. Generally, when the U.S. dollar rises in value against a foreign currency, your investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, your investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as "currency risk," which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas and a weak U.S. dollar will increase returns for U.S. investors investing overseas.

  European Economic and Monetary Union ("EMU"). For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty on European Union (the "Maastricht Treaty") seeks to set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). Among other things, EMU establishes a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. EMU took effect for the initial EMU participants as of January 1, 1999, and was implemented over the weekend January 1, 1999 through January 3, 1999 ("conversion weekend"). Upon implementation of EMU, certain securities issued in participating EU countries (beginning with government and corporate bonds) were redenominated in the euro, and thereafter, were listed, traded, and made dividend and other payments only in euros.

  Because any participating country may opt out of EMU within the first three years, it is possible that a significant participant could choose to abandon EMU, which would diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of the participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU at any time after the conversion weekend by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on the Fund's investments in Europe generally or in specific countries participating in EMU. Gains or losses resulting from the euro conversion may be taxable to Fund shareholders under foreign or, in certain limited circumstances, U.S. tax laws.

  Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the United States securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Fund's portfolio manager to completely and accurately determine a company's financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

  Certain Risks of Holding Fund Assets Outside the United States. The Fund generally holds the foreign securities and cash in which it invests outside the United States in foreign banks and securities depositories. Certain of such foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it can be expected that it will be more expensive for the Fund to buy, sell and hold securities in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments.

  Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

  Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Small Cap Companies

  The Fund may invest in securities of smaller capitalization issuers. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

  While smaller companies may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller companies may involve greater risks and thus may be considered speculative.

  Small companies are generally little known to most individual investors, although some may be dominant in their respective industries. The Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not develop into major industrial companies, but eventual recognition of their special value characteristics by the investment community may provide above-average long-term growth.

Derivatives

  The Fund is authorized to use certain derivative instruments ("Derivatives"), including options and futures, and to purchase and sell foreign exchange, as described below. Although certain risks are involved in options and futures transactions (as discussed below in "Risk Factors in Options, Futures and Currency Instruments"), the Investment Adviser believes that, because the Fund will engage in these transactions only for hedging purposes (other than options on securities that may be used to seek increased return), the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. While the Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the Fund's net asset value will fluctuate. There can be no assurance that the Fund's hedging transactions will be effective. Furthermore, the Fund will only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in the equity markets, interest rates or currency exchange rates occur.

Options on Securities and Securities Indices

  Purchasing Options. For hedging purposes, the Fund is authorized to purchase put options on equity securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When the Fund purchases a put option, in consideration for an upfront payment

(the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

  The Fund is also authorized to purchase call options on securities held in its portfolio on which it has written call options, securities it intends to purchase or securities indices the performance of which substantially correlates with the performance of the types of securities it intends to purchase. When the Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

  The Fund will not purchase put options on securities or securities indices if, as a result of such purchase, the aggregate cost of all outstanding options on securities and securities indices held by the Fund would exceed 5% of the market value of the Fund's total assets. The Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

  Writing Options. The Fund is authorized to write (i.e., sell) call options on equity securities held in its portfolio or securities indices the performance of which is substantially correlated to securities held in its portfolio. When the Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options on securities to earn income, through the receipt of option premiums; the Fund may write call options on securities indices for hedging purposes. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding. The Fund may not write covered call options in underlying securities in an amount exceeding 15% of the market value of its total assets.

  The Fund may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options on securities to earn income, through the receipt of option premiums; the Fund may write put options on securities indices for hedging purposes. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options--for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

  The Fund is also authorized to sell put or call options in connection with closing out call options it has previously purchased.

  Other than with respect to closing transactions, the Fund will write only call or put options that are "covered." A put option will be considered covered if the Fund has segregated costs with respect to such option in the manner described in "Risk Factors in Options, Futures and Currency Instruments" below. A call option will be considered covered if the Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities that substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument that is immediately exercisable for, or convertible into, such security.

  Types of Options. The Fund may engage in transactions in the options on securities or securities indices described above on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and seller, but generally do not require the parties to post margins and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below.

Futures

  The Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

  The sale of a futures contract limits the Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

  The purchase of a futures contract may protect the Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

  The Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). The Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool operator" under regulations of the Commodity Futures Trading Commission.

Foreign Exchange Transactions

  The Fund may engage in spot and forward foreign exchange transactions, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

  Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date (up to one year) set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. The Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. The Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future.

  The Fund may also hedge against in decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above.

  The Fund may also hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments" below.

  The Fund will not speculate in Currency Instruments. Accordingly, the Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency.

  Risk Factors in Hedging Foreign Currency Risks. While the Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, the Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for the Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

Risk Factors in Options, Futures, and Currency Instruments

  Use of Derivatives for hedging purposes involves the risk of imperfect correlation in movements in the value of the Derivatives and the value of the instruments being hedged. If the value of the Derivatives moves more or less than the value of the hedged instruments the Fund will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.

  The Fund intends to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Derivative without incurring substantial losses, if at all.

  Certain transactions in Derivatives (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose the Fund to potential losses that exceed the amount originally invested by the Fund in such instruments. When the Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.

  Certain Derivatives traded in OTC markets, including OTC options, may be substantially less liquid than other instruments in which the Fund may invest. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or
(ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

  The staff of the Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. The Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding that are held by the Fund, the market value of the securities underlying OTC call options currently outstanding that have been sold by the Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund that are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Fund and may be amended by the Directors of the Fund, without the approval of the Fund's shareholders. However, the Fund will not change or modify this policy prior to the change or modification by the Commission staff of its position.

  Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Derivatives traded in OTC markets only with financial institutions that have substantial capital or have provided the Fund with a third-party guaranty or other credit enhancement.

Additional Limitations on the Use of Derivatives

  The Fund may not use any Derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

When Issued Securities, Delayed Delivery Securities and Forward Commitments

  The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. The Fund may also purchase or sell securities on a delayed delivery basis. The Fund may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When the Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

  There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Fund's purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

Borrowing and Leverage

  The use of leverage by the Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses of the Fund that can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

  Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Investment Adviser from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

  The Fund at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

Standby Commitment Agreements

  The Fund may enter into standby commitment agreements. These agreements commit the Fund, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. The

Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Fund. The Fund will not enter into a standby commitment with a remaining term in excess of 90 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. The Fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

  There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

  The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

  Repurchase Agreements. The Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the bank or primary dealer or an affiliate thereof agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually cover short periods, such as under one week. The Fund may not invest more than 15% of its total assets in repurchase agreements maturing in more than seven days. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

Junk Bonds

  The Fund may invest in junk bonds. Junk bonds are debt securities that are rated below investment grade by the major rating agencies (e.g., rated below Baa by Moody's Investors Services, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P")) or are unrated securities that Fund management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high-risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

  Junk bonds may be issued by less creditworthy companies. These securities are vulnerable to adverse changes in the issuer's industry and to general economic conditions. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer development or the unavailability of additional financing.

  The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer's ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing.

  Junk bonds are frequently ranked junior in claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations.

  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems the junk bonds the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

  Prices of junk bonds are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

  Junk bonds may be less liquid than higher rated fixed-income securities even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund's portfolio securities than in the case with securities trading in a more liquid market.

  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Other Risks

  Securities Lending. The Fund may lend securities with a value not exceeding 33 1/3% of its total assets (subject to investment restriction (5) below) to banks, brokers and other financial institutions. In return, the Fund receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the United States Government. The Fund receives securities as collateral for the loaned securities, and the Fund and the borrower negotiate a rate for the loan premium to be received by the Fund for the loaned securities, which increases the Fund's yield. The Fund may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

  Illiquid or Restricted Securities. The Fund may invest up to 15% of its total assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund's operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

  The Fund may invest in securities that are not registered ("restricted securities)" under the Securities Act of 1933, as amended ("Securities Act"). Restricted securities may be sold in private placement transactions between the issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information which may restrict the Fund's ability to conduct portfolio transactions in such securities.

  144A Securities. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Board of Directors has determined to treat as liquid Rule 144A securities that are either (i) freely tradable in their primary markets offshore or (ii) non-investment grade debt securities that the Fund's management determines are as liquid as publicly-registered non-investment grade debt securities. The Board of Directors has adopted guidelines and delegated to the Fund's management the daily function of determining and monitoring liquidity of restricted securities. The Board of Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board of Directors will carefully monitor the Fund's investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

  Suitability. The economic benefit of an investment in the Fund depends upon many factors beyond the control of the Fund, the Investment Adviser and its affiliates. Because of its emphasis on equity securities in a particular economic sector, the Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in the Fund will depend upon, among other things, such investor's investment objectives and such investor's ability to accept the risks associated with investing in such equity securities, including the risk of loss of principal.

Investment Restrictions

  The Fund has adopted a number of fundamental and non-fundamental restrictions and policies relating to the investment of its assets and its activities. The fundamental policies set forth below may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the Fund's shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (ii) more than 50% of the Fund's outstanding shares). Provided that none of the following restrictions shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective and fundamental policies (in a master/feeder structure), the Fund may not:

    (1) Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.

    (2) Invest more than 25% of its total assets, taken at market value, in the securities of issues in any particular industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities), except that the Fund will, during normal market conditions, invest at least 25% of its total assets in the financial services sector, a group of industries that includes banking, mortgage lending and servicing, securities and commodities trading, investment management, insurance, providing financial guarantees, leasing, credit card servicing and lending.

    (3) Make investments for the purpose of exercising control or management.

    (4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

    (5) Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

    (6) Issue senior securities to the extent such issuance would violate applicable law.

    (7) Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies.

    (8) Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

    (9) Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Prospectus and this Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

  In addition, the Fund has adopted non-fundamental investment restrictions that may be changed by the Directors without a vote of the Fund's shareholders. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective and fundamental policies (in a master/feeder structure). Under the non-fundamental investment restrictions, the Fund may not:

    (a) Purchase securities of other investment companies, except to the extent permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or
  (G) (the "fund of funds" provisions) of the Investment Company Act at any time the Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.

    (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Fund currently does not intend to engage in short sales, except short sales "against the box."

    (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Directors of the Fund have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act and determined to be liquid by the Fund's Board of Directors are not subject to the limitations set forth in this investment restriction.

    (d) Notwithstanding fundamental investment restriction (7) above, borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.

    (e) Invest more than 5% of its assets in debt securities rated below investment grade by a nationally recognized rating agency (e.g., rated below Baa by Moody's Investors Services, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P")) or in unrated debt securities that, in the judgment of FAM, possess similar credit characteristics as debt securities rated investment grade or debt securities rated below investment grade (commonly known as "junk bonds").

  In addition, the Fund will not purchase securities while borrowings are outstanding except to honor prior commitments and to exercise subscription rights.

  Portfolio securities of the Fund generally may not be purchased from, sold or loaned to the Investment Adviser or its affiliates or any of their directors, general partners, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

  In addition, to comply with tax requirements for qualification as a "regulated investment company," the Fund's investments will be limited in a manner such that at the close of each quarter of each fiscal year, (a) no more than 25% of the Fund's total assets are invested in the securities of a single issuer, and (b) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer. For purposes of this restriction, the Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer. These tax-related limitations may be changed by the Board of Directors of the Fund to the extent necessary to comply with changes to the Federal tax requirements.

  Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Investment Adviser, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Without such an exemptive order the Fund would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.

Portfolio Turnover

  The Fund will effect portfolio transactions without regard to holding period only if, in its management's judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. As a result of the Fund's investment policies, under certain market conditions, the Fund's portfolio turnover may be higher than that of other investment companies. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of all securities with maturities at the time of acquisition of one year or less) by the monthly average value of the securities in the portfolio during the year.

                            MANAGEMENT OF THE FUND

Directors and Officers

  The Board of Directors of the Fund consists of 7 individuals, 5 of whom are not "interested persons" of the Fund as defined in the Investment Company Act (the "non-interested Directors"). The Directors are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors or trustees of investment companies by the Investment Company Act.

  Information about the Directors, executive officers and portfolio manager of the Fund, their ages and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of the portfolio manager and of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey.

  Terry K. Glenn (58) -- President and Director(1)(2) -- Executive Vice President of the Investment Adviser and Fund Asset Management, L.P. ("FAM") since 1983; Executive Vice President and Director of Princeton Services since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991.

  Ronald W. Forbes (58) -- Director(2) -- 1400 Washington Avenue, Albany, New York 12222. Professor of Finance, School of Business, State University of New York at Albany, since 1989; Consultant Urban Institute, Washington, D.C. since 1995.

  Cynthia A. Montgomery (46) -- Director(2) -- Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163. Professor, Harvard Business School since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989; Assistant Professor, Graduate School of Business Administration, The University of Michigan from 1979 to 1985; Director, UNUM Corporation since 1990 and Director of Newell Co. since 1995.

  Charles C. Reilly (67) -- Director(2) -- 9 Hampton Harbor Road, Hampton Bays, New York 11946. Self-employed financial consultant since 1990; President and Chief Investment Officer of Verus Capital, Inc. from 1979 to 1990; Senior Vice President of Arnhold and S. Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor, Columbia University Graduate School of Business from 1990 to 1991; Adjunct Professor, Wharton School, University of Pennsylvania, from 1989 to 1990; Partner, Small Cities Cable Television from 1986 to 1997.

  Kevin A. Ryan (66) -- Director(2) -- 127 Commonwealth Avenue, Chestnut Hill, Massachusetts 02167. Founder and current Director of The Boston University Center for the Advancement of Ethics and Character; Professor of Education at Boston University since 1982; formerly taught on the faculties of The University of Chicago, Stanford University and Ohio State University.

  Richard R. West (61) -- Director(2) -- Box 604, Genoa, Nevada 89411. Professor of Finance since 1984, and Dean from 1984 to 1993, and currently Dean Emeritus of New York University, Leonard N. Stern School of Business Administration; Director of Bowne & Co., Inc. (financial printers), Vornado Realty Trust, Inc. (real estate holding corporation), and Alexander's Inc. (real estate company).

  Arthur Zeikel (66) -- Director(1)(2) -- 300 Woodland Avenue, Westfield, New Jersey 07090 -- Chairman of MLAM and FAM from 1997 to 1999; President of MLAM and FAM from 1977 to 1997; Chairman of Princeton Services since 1997 and Director thereof since 1993; President of Princeton Services from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") from 1990 to 1999.

  Robert Doll (45) -- Senior Vice President (1)(2) -- Senior Vice President of the Investment Adviser and MLAM since 1999; Senior Vice President of Princeton Services since 1999; Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.

  James Ellman (31) -- Senior Vice President and Portfolio Manager(1)(2) -- First Vice President of the Investment Adviser since 1999; Portfolio Manager with AIM Advisors, Inc. and its predecessors from 1995 to 1999.

  Donald C. Burke (38) -- Vice President and Treasurer(1)(2) -- Senior Vice President and Treasurer of the Investment Adviser and FAM since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PFD since 1999; First Vice President of the Investment Adviser from 1997 to 1999; Vice President of the Investment Adviser from 1990 to 1997.

  Ira P. Shapiro (36) -- Secretary(1)(2) -- First Vice President of the Investment Adviser since 1998. Director (Legal Advisory) of the Investment Adviser from 1997 to 1998; Vice President of the Investment Adviser from 1996 to 1997; Attorney with the Investment Adviser from 1993 to 1996.
----------
(1) Interested person, as defined in the Investment Company Act, of the Fund.
(2) Such Trustee or officer is a director, trustee or officer of certain other investment companies for which the Investment Adviser or its affiliate, FAM, acts as investment adviser.

  As of September 30, 1999, the officers and Directors of the Fund as a group (11 persons) owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co., and owned an aggregate of less than 1% of the outstanding shares of the Fund.

Compensation of Directors

  Pursuant to the terms of the management agreement with the Fund, the Investment Adviser pays all compensation of officers and employees of the Fund as well as the fees of all Directors who are affiliated persons of ML & Co. or its subsidiaries. The Fund pays each Director/Trustee not affiliated with the Investment Adviser (each a "non-affiliated Director/Trustee") a fee of $2,000 per year plus $400 per meeting attended, together with such Trustee's actual out-of-pocket expenses relating to attendance at meetings. The Fund also compensates members of its Audit and Nominating Committee (the "Committee"), which consists of all the non-affiliated Directors/Trustees with a fee of $900 per year; the Chairman of the Committee receives an additional annual fee of $1,000 per year. For the fiscal year ended May 31, 1999, and through September 30, 1999, no fees or expenses were paid to non-affiliated Directors/Trustees that were allocated to the Fund.

  The following table sets forth the compensation earned by non-affiliated Directors/Trustees from the Fund for the fiscal year ended May 31 and the aggregate compensation paid to non-affiliated Directors/Trustees from all registered investment companies advised by FAM and its affiliate, MLAM ("FAM/MLAM Advised Funds") for the calendar year ended December 31, 1998.

                                                              Total Compensation
                                                                From Fund and
                           Aggregate   Pension or Retirement   FAM/MLAM Advised
                          Compensation  Benefits Accrued as     Funds Paid to
Name of Director/Trustee   From Fund   Part of Fund Expenses Director/Trustee (1)
------------------------  ------------ --------------------- --------------------
Ronald W. Forbes........      $ 0                 0                $192,567
Cynthia A. Montgomery...      $ 0                 0                $192,567
Charles C. Reilly.......      $ 0                 0                $362,858
Kevin A. Ryan...........      $ 0                 0                $192,567
Richard R. West.........      $ 0                 0                $346,125

----------

(1) The Directors serve on the boards of FAM/MLAM Advised Funds as follows:
    Mr. Forbes (42 registered investment companies consisting of 55 portfolios); Ms. Montgomery (42 registered investment companies consisting of 55 portfolios); Mr. Reilly (60 registered investment companies consisting of 73 portfolios); Mr. Ryan (42 registered investment companies consisting of 55 portfolios); and Mr. West (62 registered investment companies consisting of 86 portfolios).

Administration Arrangements

  The Fund has entered into an administration agreement with FAM as Administrator (the "Administration Agreement"). The Administrator receives for its services to the Fund monthly compensation at the annual rate of 0.35% of the average daily net assets of the Fund. The Administration Agreement obligates the Administrator to provide certain administrative services to the Fund and to pay, or cause its affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. The Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those Officers, Directors, and Trustees who are affiliated persons of the Administrator or any of its affiliates. The Fund pays, or causes to be paid, all other expenses incurred in the operation of the Fund (except to the extent paid by Merrill Lynch Funds Distributor, a division of Princeton Funds Distributor, Inc. ("MLFD" or the "Distributor")), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the Custodian, any Sub-custodian and Financial Data Services, Inc. (the "Transfer Agent"), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Directors who are not affiliated persons of the Administrator, or of an affiliate of the Administrator, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund. The Distributor will pay certain of the expenses of the Fund incurred in connection with the continuous offering of its shares. Accounting services are provided to the Fund by the Administrator, and the Fund reimburses the Administrator for its costs in connection with such services.

  Duration and Termination. Unless earlier terminated as described below, the Administration Agreement will remain in effect for two years from its effective date. Thereafter, it will remain in effect from year to year with respect to the Fund if approved annually (a) by the Board of Directors and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to the Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of shareholders of the Fund.

Management and Advisory Arrangements

  The Fund invests all of its assets in shares of the Portfolio. Accordingly, the Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the Trust. The Trust on behalf of the Portfolio has entered into an investment advisory agreement with FAM as investment adviser (the "Advisory Agreement" or "Management Agreement"). As discussed in "Management of the Fund -- Fund Asset Management" in the Prospectus, the investment adviser receives for its services to the Portfolio monthly compensation at the annual rate of 0.40% of the average daily net assets of the Portfolio.

  The Advisory Agreement obligates the investment adviser to provide investment advisory services and to pay, or cause its affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Trust. The investment adviser is also obligated to pay, or cause its affiliate to pay, the fees of all Officers, Trustees and Directors who are affiliated persons of the investment adviser or any sub-adviser or of an affiliate of the investment adviser or any sub-adviser. The Trust pays, or causes to be paid, all other expenses incurred in the operation of the Portfolio and the Trust (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, copies of the Registration Statement, charges of the Custodian, any Sub-custodian and Transfer Agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Trustees who are not affiliated persons of the investment adviser or any sub-adviser, or of an affiliate of the investment adviser or of any sub-adviser, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust or the Portfolio. The Distributor will pay certain of the expenses of the Fund incurred in connection with the continuous offering of its shares. Accounting services are provided to the Trust by the investment adviser or an affiliate of the investment adviser, and the Trust reimburses the investment adviser or an affiliate of the investment adviser for its costs in connection with such services.

  Securities held by the Portfolio, or other portfolios of the Trust, may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the investment adviser or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients of the investment adviser or an affiliate when one or more clients of the investment adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which the investment adviser or an affiliate act as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the investment adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being purchased or the supply of securities being sold, there may be adverse effect on price.

  FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. FAM is a wholly owned subsidiary of ML & Co., a financial services holding company and the parent of Merrill Lynch. ML & Co. and Princeton Services, Inc., the partners of FAM, are "controlling persons" of FAM as defined under the Investment Company Act because of their power to exercise a controlling influence over its management or policies.

  FAM, on behalf of the Trust, has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K. with respect to the Portfolio, pursuant to which MLAM U.K. provides investment advisory services with respect to all or a portion of the Portfolio's net assets. The Sub-Advisory Agreement provides that for services rendered, the facilities furnished and expenses assumed by MLAM U.K., FAM has agreed to pay to MLAM U.K. a fee in an amount to be determined from time to time by FAM and MLAM U.K. but in no event in excess of the amount that FAM actually receives for providing services to the Trust pursuant to the Advisory Agreement.

  Duration and Termination. Unless earlier terminated as described below, the Advisory Agreement and Sub-Advisory Agreement will each remain in effect for two years from its effective date. Thereafter, they will remain in effect from year to year if approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the Portfolio and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to the Portfolio without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the Portfolio.

Code of Ethics

  The Board of Trustees of the Trust, the Board of Directors of the Fund, the Investment Adviser, and MLAM U.K. have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act (together the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and MLAM U.K. and, as described below, impose additional, more onerous, restrictions on fund investment personnel. Among other substantive restrictions, the Codes contain reporting and preclearance requirements for employees of the Investment Adviser and MLAM U.K. and provide for trading "blackout periods" that prohibit trading by decision making access persons (those who recommend or determine which securities transactions the Trust undertakes) of the Trust within periods of trading by the Trust in the same (or equivalent) security.

                              PURCHASE OF SHARES

  Reference is made to "Your Account -- How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for certain information as to the purchase of Fund shares.

  The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System: shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Each Class A, Class B, Class C or Class D share of the Fund represents an identical interest in the investment portfolio of the Fund and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees (also known as service fees) and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The contingent deferred sales charges ("CDSCs"), distribution fees and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, are imposed directly against those classes and not against all assets of the Fund and, accordingly, such charges do not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Each class has different exchange privileges. See "Shareholder
Services -- Exchange Privilege."

  MLFD, an affiliate of the Investment Adviser and of Merrill Lynch, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: P.O. Box 9081, Princeton, New Jersey 08543-9081) acts as Distributor for the Fund.

  The Fund has entered into a distribution agreement with the Distributor in connection with the offering of shares of the Fund (the "Distribution Agreement"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Advisory Agreement described above.

  Investors should understand that the purpose and function of the initial sales charges with respect to the Class A and Class D shares are the same as those of the CDSCs and distribution fees with respect to the Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

  The Merrill Lynch Select Pricing SM System is used by more than 50 registered investment companies advised by FAM or MLAM. Funds advised by FAM or MLAM that utilize the Merrill Lynch Select Pricing SM System are referred to herein as "Select Pricing Funds."

  The Fund or the Distributor may suspend the continuous offering of the Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Neither the Distributor nor the dealers are permitted to withhold placing orders to benefit themselves by a price change. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a sale of shares to such customers. Purchases made directly through the Transfer Agent are not subject to the processing fee.

Initial Sales Charge Alternatives -- Class A and Class D Shares

  Investors who prefer an initial sales charge alternative may elect to purchase Class D shares or, if an eligible investor, Class A shares. Investors choosing the initial sales charge alternative who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B or Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A or Class D shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charges, and, in the case of Class D shares, the account maintenance fee. Although some investors who previously purchased Class A shares may no longer be eligible to purchase Class A shares of other Select Pricing Funds, those previously purchased Class A shares, together with Class B, Class C and Class D share holdings, will count toward a right of accumulation which may qualify the investor for a reduced initial sales charge on new initial sales charge purchases. In addition, the ongoing Class B and Class C account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class D account maintenance fees will cause Class D shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class A shares.

  The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class A and Class D shares of the Fund, refers to a single purchase by an individual or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include purchases by any such company that has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

Eligible Class A Investors

  Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class A shares. Investors who currently own Class A shares, including participants in the Merrill Lynch Blueprint SM Program, are entitled to purchase additional Class A shares of the Fund in that account. Certain Employer Sponsored Retirement or Savings Plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by FAM or any of its affiliates. Class A shares are available at net asset value to corporate warranty insurance reserve fund programs provided that the program has $3 million or more initially invested in Select Pricing Funds. Also eligible to purchase Class A shares at net asset value are participants in certain investment programs including TMA SM Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services, collective investment trusts for which Merrill Lynch Trust Company serves as trustee and certain purchases made in connection with certain fee-based programs. In addition, Class A shares are offered at net asset value to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of FAM/MLAM Advised Funds. Certain persons who acquired shares of certain FAM-advised closed-end funds in their initial offerings who wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in shares of the Fund also may purchase Class A shares of the Fund if certain conditions are met. In addition, Class A shares of the Fund and certain other Select Pricing Funds are offered at net asset value to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. and, if certain conditions are met, to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. who wish to reinvest the net proceeds from a sale of certain of their shares of common stock pursuant to a tender offer conducted by such funds in shares of the Fund and certain other Select Pricing Funds.

  The Distributor may reallow discounts to selected dealers and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers selling Class A and Class D shares of the Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

Reduced Initial Sales Charges

  Reinvested Dividends and Capital Gains. No initial sales charges are imposed upon Class A and Class D shares issued as a result of the automatic reinvestment of dividends or capital gains distributions.

  Right of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of the Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of the Fund and of any other Select Pricing Funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

  Letter of Intent. Reduced sales charges are applicable to purchases aggregating $25,000 or more of the Class A or Class D shares of the Fund or any Select Pricing Funds made within a 13-month period starting with the first purchase pursuant to a Letter of Intent. The Letter of Intent is available only to investors whose accounts are established and maintained at the Fund's Transfer Agent. The Letter of Intent is not available to employee benefit plans for which Merrill Lynch provides plan participant recordkeeping services. The Letter of Intent is not a binding obligation to purchase any amount of Class A or Class D shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A and Class D shares of the Fund and of other Select Pricing Funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intent, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intent (minimum of $25,000), the investor will be notified and must pay, within 20 days of the expiration of such Letter, the difference between the sales charge on the Class A or Class D shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A or Class D shares equal to at least 5.0% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5.0% of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to the further reduced percentage sales charge that would be applicable to a single purchase equal to the total dollar value of the Class A or Class D shares then being purchased under such Letter, but there will be no retroactive reduction of the sales charge on any previous purchase.

  The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter. An exchange from the Summit Cash Reserves Fund into the Fund that creates a sales charge will count toward completing a new or existing Letter of Intent from the Fund.

  Merrill Lynch Blueprint SM Program. Class D shares of the Fund are offered to participants in the Merrill Lynch Blueprint SM Program ("Blueprint"). In addition, participants in Blueprint who own Class A shares of the Fund may purchase additional Class A shares of the Fund through Blueprint. The Blueprint program is directed to small investors, group IRAs and participants in certain affinity groups such as credit unions, trade associations and benefit plans. Investors placing orders to purchase Class A or Class D shares of the Fund through Blueprint will acquire the Class A or Class D shares at net asset value plus a sales charge calculated in accordance with the Blueprint sales charge schedule (i.e., up to $300 at 4.25%, from $300.01 to $5,000 at 3.25% plus $3.00, and $5,000.01 or more at the standard sales charge rates disclosed in the Prospectus). In addition, Class A or Class D shares of the Fund are being offered at net asset value plus a sales charge of 0.50% for corporate or group IRA programs placing orders to purchase their Class A or Class D shares through Blueprint. Services, including the exchange privilege, available to Class A and Class D investors through Blueprint, however, may differ from those available to other investors in Class A or Class D shares.

  Class A and Class D shares are offered at net asset value to Blueprint participants through the Merrill Lynch Directed IRA Rollover Program (the "IRA Rollover Program") available from Merrill Lynch Business Financial Services, a business unit of Merrill Lynch. The IRA Rollover Program is available to custodian rollover assets from employer-sponsored retirement and savings plans (as defined below) whose trustee and/or plan sponsor has entered into the IRA Rollover Program.

  Orders for purchases and redemptions of Class A or Class D shares of the Fund may be grouped for execution purposes which, in some circumstances, may involve the execution of such orders two business days following the day such orders are placed. The minimum initial purchase price is $100, with a $50 minimum for subsequent purchases through Blueprint. There are no minimum initial or subsequent purchase requirements for participants who are part of an automatic investment plan. Additional information concerning purchases through Blueprint, including any annual fees and transaction charges, is available from Merrill Lynch, Pierce, Fenner & Smith Incorporated, The Blueprint SM Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441.

  TMA SM Managed Trusts. Class A shares are offered at net asset value to TMA SM Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services.

  Employee Access SM Accounts. Provided applicable threshold requirements are met, either Class A or Class D shares are offered at net asset value to Employee Access SM Accounts available through authorized employers. The initial minimum investment for such accounts is $500, except that the initial minimum investment for shares purchased for such accounts pursuant to the Automatic Investment Program is $50.

  Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class A or Class D shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments and/or the services provided by Merrill Lynch to the plan. Additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements is available toll-free from Merrill Lynch Business Financial Services at (800) 237-7777.

  Purchase Privilege of Certain Persons. Directors of the Fund, members of the Boards of other funds advised by FAM or affiliates of FAM, ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes FAM, MLAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their directors and employees, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class A shares of the Fund at net asset value. Under such programs, the Fund realizes economies of scale and reduction of sales-related expenses by virtue of familiarity with the Fund. Employees and directors or trustees wishing to purchase shares of the Fund must satisfy the Fund's suitability standards.

  Class D shares of the Fund are offered at net asset value, without a sales charge, to an investor that has a business relationship with a Financial Consultant who joined Merrill Lynch from another investment firm within six months prior to the date of purchase by such investor, if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of the Fund with proceeds from a redemption of shares of a mutual fund that was sponsored by the Financial Consultant's previous firm and was subject to a sales charge either at the time of purchase or on a deferred basis; and, second, the investor must establish that such redemption had been made within 60 days prior to the investment in the Fund and the proceeds from the redemption had been maintained in the interim in cash or a money market fund.

  Class D shares of the Fund are also offered at net asset value, without a sales charge, to an investor that has a business relationship with a Merrill Lynch Financial Consultant and that has invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has served as a selected dealer and where Merrill Lynch has either received or given notice that such arrangement will be terminated ("notice") if the following conditions are satisfied: first, the investor must purchase Class D shares of the Fund with proceeds from a redemption of shares of such other mutual fund and the shares of such other fund were subject to a sales charge either at the time of purchase or on a deferred basis; and, second, such purchase of Class D shares must be made within 90 days after such notice.

  Class D shares of the Fund are offered at net asset value, without a sales charge, to an investor that has a business relationship with a Merrill Lynch Financial Consultant and that has invested in a mutual fund for which Merrill Lynch has not served as a selected dealer if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of the Fund with proceeds from the redemption of shares of such other mutual fund and that such shares have been outstanding for a period of no less than six months; and, second, such purchase of Class D shares must be made within 60 days after the redemption and the proceeds from the redemption must be maintained in the interim in cash or a money market fund.

  Closed-End Fund Investment Option. Class A shares of the Fund and certain other Select Pricing Funds ("Eligible Class A Shares") are offered at net asset value to shareholders of certain closed-end funds advised by FAM or MLAM who purchased such closed-end fund shares prior to October 21, 1994 (the date the Merrill Lynch Select Pricing SM System commenced operations) and wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in Eligible Class A Shares, if the conditions set forth below are satisfied. Alternatively, closed-end fund shareholders who purchased such shares on or after October 21, 1994 and wish to reinvest the net proceeds from a sale of their closed-end fund shares are offered Class A shares (if eligible to buy Class A shares) or Class D shares of the Fund and other Select Pricing Funds ("Eligible Class D Shares"), if the following conditions are met. First, the sale of closed-end fund shares must be made through Merrill Lynch, and the net proceeds therefrom must be immediately reinvested in Eligible Class A or Eligible Class D Shares. Second, the closed-end fund shares must either have been acquired in the initial public offering or be shares representing dividends from shares of common stock acquired in such offering. Third, the closed-end fund shares must have been continuously maintained in a Merrill Lynch securities account. Fourth, there must be a minimum purchase of $250 to be eligible for the investment option.

  Shareholders of certain FAM-advised continuously offered closed-end funds may reinvest at net asset value the net proceeds from a sale of certain shares of common stock of such funds in shares of the Fund. Upon exercise of this investment option, shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. will receive Class A shares of the Fund and shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. will receive Class D shares of the Fund, except that shareholders already owning Class A shares of the Fund will be eligible to purchase additional Class A shares pursuant to this option, if such additional Class A shares will be held in the same account as the existing Class A shares and the other requirements pertaining to the reinvestment privilege are met. In order to exercise this investment option, a shareholder of one of the above-referenced continuously offered closed-end funds (an "eligible fund") must sell his or her shares of common stock of the eligible fund (the "eligible shares") back to the eligible fund in connection with a tender offer conducted by the eligible fund and reinvest the proceeds immediately in the designated class of shares of the Fund. This investment option is available only with respect to eligible shares as to which no Early Withdrawal Charge or CDSC (each as defined in the eligible fund's prospectus) is applicable. Purchase orders from eligible fund shareholders wishing to exercise this investment option will be accepted only on the day that the related tender offer terminates and will be effected at the net asset value of the designated class of the Fund on such day.

  Acquisition of Certain Investment Companies. Class D shares may be offered at net asset value in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

  Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

Deferred Sales Charge Alternatives -- Class B and Class C Shares

  Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Select Pricing Funds.

  The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. See "Pricing of Shares -- Determination of Net Asset Value" below.

  Because no initial sales charges are deducted at the time of the purchase, Class B and Class C shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors that do not qualify for the reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares will be converted into Class D shares of the Fund after a conversion period of approximately eight years, and thereafter investors will be subject to lower ongoing fees.

Contingent Deferred Sales Charges -- Class B Shares

  Class B shares that are redeemed within four years of purchase may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest applicable rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. It will be assumed that the redemption is first of shares held for over four years or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the four-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

  The following table sets forth the Class B CDSC:

                                                          CDSC as a Percentage
                                                            of Dollar Amount
     Year Since Purchase Payment Made                      Subject to Charge
     --------------------------------                     --------------------
     0-1.................................................         4.0%
     1-2.................................................         3.0%
     2-3.................................................         2.0%
     3-4.................................................         1.0%
     4 and thereafter....................................         None

  To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 2.0% (the applicable rate in the third year after purchase).

  As discussed in the Prospectus under "Account Choices -- Pricing of
Shares -- Class B and C Shares --Deferred Sales Charge Options," while Class B shares redeemed within six years of purchase are subject to a CDSC under most circumstances, the charge is reduced or waived in certain instances. These include certain post-retirement withdrawals from an IRA or other retirement plan or redemption of Class B shares in certain circumstances following the death of a Class B shareholder. In the case of such withdrawal, reduction or waiver applies to: (a) any partial or complete redemption in connection with a distribution following retirement under a tax-deferred retirement plan or attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution); or (b) any partial or complete redemption following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution).

  The charge may also be reduced or waived in other instances, such as: (c) redemptions of shares by certain eligible 401(a) and eligible 401(k) plans and in connection with certain group plans placing orders through Blueprint; (d) any Class B shares that are purchased by eligible 401(k) or eligible 401(a) plans that are rolled over into a Merrill Lynch or Merrill Lynch Trust Company custodied IRA and held in such account at the time of redemption and for any Class B shares that were acquired and held at the time of the redemption in an Employee Access SM Account available through employers providing eligible 401(k) plans; (e) any Class B shares that are purchased by a Merrill Lynch rollover IRA that was funded by a rollover from a terminated 401(k) plan managed by the MLAM Private Portfolio Group and held in such account at the time of redemption; (f) any Class B shares purchased within qualifying Employee Access SM Accounts; (g) redemptions in connection with participation in certain fee-based programs (see "Shareholder Services -- Fee-Based Programs"); or (h) withdrawals through the Merrill Lynch Systematic Withdrawal Plan up to 10% per year of the shareholder's Class B account value at the time the plan is established.

  Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class B shares with a waiver of the CDSC upon redemption, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments and/or the services provided by Merrill Lynch to the plan. Such Class B shares will convert into Class D shares approximately ten years after the plan purchases the first share of any Select Pricing Fund. Minimum purchase requirements may be waived or varied for such plans. Additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements is available toll-free from Merrill Lynch Business Financial Services at (800) 237-7777.

  Merrill Lynch Blueprint SM Program. Class B shares are offered to certain participants in Blueprint. Blueprint is directed to small investors, group IRAs and participants in certain affinity groups such as trade associations, credit unions and benefit plans. Class B shares of the Fund are offered through Blueprint only to members of certain affinity groups. The CDSC is waived in connection with purchase orders placed through Blueprint. Services, including the exchange privilege, available to Class B investors through Blueprint, however, may differ from those available to other Class B investors. Orders for purchases and redemptions of Class B shares of the Fund may be grouped for execution purposes which, in some circumstances, may involve the execution of such orders two business days following the day such orders are placed. The minimum initial purchase price is $100, with a $50 minimum for subsequent purchases through Blueprint. There is no minimum initial or subsequent purchase requirement for investors who are part of a Blueprint automatic investment plan. Additional information concerning these Blueprint programs, including any annual fees or transaction charges, is available from Merrill Lynch, Pierce, Fenner & Smith Incorporated, The Blueprint SM Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441.

  Conversion of Class B Shares to Class D Shares. After approximately eight years (the "Conversion Period"), Class B shares will be converted automatically into Class D shares of the Fund. Class D shares are subject to an ongoing account maintenance fee of 0.25% of average daily net assets but are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class D shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for federal income tax purposes.

  In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class D shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at the Conversion Date the conversion of Class B shares to Class D shares of the Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of the Fund held in the account on the Conversion Date will be converted to Class D shares of the Fund.

  In general, Class B shares of equity Select Pricing Funds will convert approximately eight years after initial purchase and Class B shares of taxable and tax-exempt fixed income Select Pricing Funds will convert approximately ten years after initial purchase. If, during the Conversion Period, a shareholder exchanges Class B shares with an eight-year Conversion Period for Class B shares with a ten-year Conversion Period, or vice versa, the Conversion Period applicable to the Class B shares acquired in the exchange will apply and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired. The conversion period also may be modified for investors that participate in certain fee-based programs. See "Shareholder Services --Fee-Based Programs."

  Class B shareholders of the Fund exercising the exchange privilege described under "Shareholder Services --Exchange Privilege" will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.

  Share certificates for Class B shares of the Fund to be converted must be delivered to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. In the event such certificates are not received by the Transfer Agent at least one week prior to the Conversion Date, the related Class B shares will convert to Class D shares on the next scheduled Conversion Date after such certificates are delivered.

Contingent Deferred Sales Charges -- Class C Shares

  Class C shares that are redeemed within one year of purchase may be subject to a 1.0% CDSC charged as a percentage of the dollar amount subject thereto. In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption. The Class C CDSC may be waived in connection with certain fee-based programs, involuntary termination of an account in which Fund shares are held and withdrawals through the Merrill Lynch Systematic Withdrawal Plan. See "Shareholder Services -- Fee-Based Programs."

  Merrill Lynch compensates its Financial Consultants for selling Class B and Class C shares at the time of purchase from its own funds. Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial consultants for selling Class B and Class C shares from the dealer's own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See "Distribution Plans" below. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below.

Distribution Plans

  Reference is made to "Fees and Expenses" in the Prospectus for certain information with respect to the separate distribution plans for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Fund to the Distributor with respect to such classes.

  The Distribution Plans for Class B, Class C and Class D shares each provides that the Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund attributable to shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) in connection with account maintenance activities with respect to Class B, Class C and Class D shares. Each of those classes has exclusive voting rights with respect to the Distribution Plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan).

  The Distribution Plans for Class B and Class C shares each provides that the Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing shareholder and distribution services and bearing certain distribution-related expenses of the Fund, including payments to financial consultants for selling Class B and Class C shares of the Fund. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through dealers without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants in connection with the sale of the Class B and Class C shares.

  The Fund's Distribution Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of each Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and each related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Independent Directors shall be committed to the discretion of the Independent Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is reasonable likelihood that each Distribution Plan will benefit the Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related class of shareholders and all material amendments are required to be approved by the vote of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of the Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.

  Among other things, each Distribution Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance and/or distribution fees paid to the Distributor. Payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans annually, as of December 31 of each year, on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated accrual basis, revenues consist of the account maintenance fees, distribution fees, the CDSCs and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, distribution fees and CDSCs and the expenses consist of financial consultant compensation.

Limitations on the Payment of Deferred Sales Charges

  The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the "voluntary maximum") in connection with the Class B shares is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, the Fund will not make further payments of the distribution fee with respect to Class B shares and any CDSCs will be paid to the Fund rather than to the Distributor; however, the Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payment in excess of the amount payable under the NASD formula will not be made.

  The following table sets forth comparative information as of October 31, 1998 with respect to the Class B and Class C shares of the Fund indicating the maximum allowable payments that can be made under the NASD maximum sales charge rule and, with respect to the Class B shares, the Distributor's voluntary maximum.

                             REDEMPTION OF SHARES

  Reference is made to "Your Account -- How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for certain information as to the redemption and purchase of Fund shares.

  The Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC that may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

  The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the NYSE is restricted as determined by the Commission or the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Commission as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

  The value of shares at the time of redemption may be more or less than the shareholder's cost, depending in part on the net asset value of such shares at such time.

Redemption

  A shareholder wishing to redeem shares held with the Transfer Agent may do so without charge by tendering the shares directly to the Transfer Agent at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. Redemption requests should not be sent to the Fund. The redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption requests must be guaranteed by an "eligible guarantor institution" as such is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption.

  At various times the Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a United States bank). The Fund may delay or cause to be delayed the mailing of a redemption check until such time as it has assured itself that good payment (e.g., cash, Federal funds or certified check drawn on a United States bank) has been collected for the purchase of such Fund shares, which will not exceed 10 days.

Repurchase

  The Fund also will repurchase Fund shares through a shareholder's listed securities dealer. The Fund normally will accept orders to repurchase Fund shares by wire or telephone from dealers for their customers at the net asset value next computed after the order is placed. Shares will be priced at the net asset value calculated on the day the request is received, provided that the request for repurchase is submitted to the dealer prior to fifteen minutes after the regular close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time) and such request is received by the Fund from such dealer not later than 30 minutes after the close of business on the NYSE on the same day. Dealers have the responsibility of submitting such repurchase requests to the Fund not later than 30 minutes after the close of business on the NYSE, in order to obtain that day's closing price.

  The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund (other than any applicable CDSC). Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a repurchase of shares to such customers. Repurchases made directly through the Transfer Agent on accounts held at the Transfer Agent are not subject to the processing fee. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. However, a shareholder whose order for repurchase is rejected by the Fund may redeem Fund shares as set forth above.

Reinstatement Privilege -- Class A and Class D Shares

  Shareholders who have redeemed their Class A or Class D shares of the Fund have a privilege to reinstate their accounts by purchasing Class A or Class D shares, as the case may be, of the Fund at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor's Merrill Lynch Financial Consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

                               PRICING OF SHARES

Determination of Net Asset Value

  Reference is made to "How Shares are Priced" in the Prospectus concerning the determination of net asset value.

  The net asset value of the shares of all classes of the Fund is determined once daily Monday through Friday as of 15 minutes after the close of business on the NYSE on each day the NYSE is open for trading. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Net asset value is computed by dividing the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Investment Adviser and Distributor, are accrued daily.

  The per share net asset value of Class B, Class C and Class D shares generally will be lower than the per share net asset value of Class A shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares, and the daily expense accruals of the account maintenance fees applicable with respect to the Class D shares; moreover, the per share net asset value of the Class B and Class C shares generally will be lower than the per share net asset value of Class D shares reflecting the daily expense accruals of the distribution fees and higher transfer agency fees applicable with respect to Class B and Class C shares of the Fund. It is expected, however, that the per share net asset value of the four classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differentials between the classes.

  Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Directors as the primary market. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Long positions in securities traded in the over-the-counter ("OTC") market are valued at the last available bid price in the OTC market prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. When the Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by the Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Directors of the Fund. Such valuations and procedures will be reviewed periodically by the Directors.

  Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Directors.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  Because the Fund will invest exclusively in shares of the Portfolio, it is expected that all transactions in portfolio securities will be entered into by the Portfolio. The Investment Adviser is responsible for making the Portfolio's portfolio decisions, placing the Portfolio's brokerage business, evaluating the reasonableness of brokerage commissions and negotiating the amount of any commissions paid subject to a policy established by the Trust's Trustees and officers. The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Orders for transactions in portfolio securities are placed for the Trust with a number of brokers and dealers, including affiliates of the Investment Adviser. In placing orders, it is the policy of the Trust to obtain the most favorable net results, taking into account various factors, including price, commissions, if any, size of the transaction and difficulty of execution. Where applicable, the Investment Adviser surveys a number of brokers and dealers in connection with proposed portfolio transactions and selects the broker or dealer that offers the Trust the best price and execution or other services that are of benefit to the Trust. Securities firms also may receive brokerage commissions on transactions including covered call options written by the Trust and the sale of underlying securities upon the exercise of such options. In addition, consistent with the NASD Conduct Rules and policies established by the Trustees, the Investment Adviser may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Trust.

  Brokers who provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Trust. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Advisory Agreement. If in the judgment of the Investment Adviser the Trust will be benefitted by supplemental research services, the Investment Adviser is authorized to pay brokerage commissions to a broker furnishing such services in excess of commissions that another broker may have charged for effecting the same transactions. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, and the Investment Adviser may use such information in servicing its other accounts.

  The Trust invests in certain securities traded in the over-the-counter market and, where possible, deals directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Trust are prohibited from dealing with the Trust as principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Trust, including Merrill Lynch, will not serve as the Trust's dealer in such transactions. However, affiliated persons of the Trust may serve as its broker in over-the-counter transactions conducted on an agency basis.

  Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, Merrill Lynch may execute transactions for the Trust on the floor of any U.S. national securities exchange provided that prior authorization of such transactions is obtained from the Trust and Merrill Lynch furnishes a statement to the Trust at least annually setting forth the compensation it has received in connection with such transactions.

  The Trustees of the Trust have considered the possibility of recapturing for the benefit of the Trust brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the management fee paid by the Trust to the Investment Adviser. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.

  The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. The portfolio turnover rate is generally anticipated to be under 100% for the equity portion of the portfolio and under 200% for the bond portion of the portfolio. A high rate of portfolio turnover results in correspondingly higher brokerage commission expenses and may result in negative tax consequences, such as an increase in capital gains dividends or in ordinary income dividends.

                             SHAREHOLDER SERVICES

  The Fund offers a number of shareholder services and investment plans described below that are designed to facilitate investment in shares of the Fund. Full details as to each of such services, copies of the various plans and instructions as to how to participate in the various services or plans, or how to change options with respect thereto, can be obtained from the Fund, by calling the telephone number on the cover page hereof, or from the Distributor or Merrill Lynch.

Investment Account

  Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends and capital gain distributions. The statements will also show any other activity in the account since the preceding statement. Shareholders will also receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of ordinary income dividends and capital gains distributions. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent. A shareholder may also maintain an account through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name may be opened automatically at the Transfer Agent.

  Share certificates are issued only for full shares and only upon the specific request of a shareholder who has an Investment Account. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent.

  Shareholders considering transferring their Class A or Class D shares from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the Class A or Class D shares are to be transferred will not take delivery of shares of the Fund, a shareholder either must redeem the Class A or Class D shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm or continue to maintain an Investment Account at the Transfer Agent for those Class A or Class D shares. Shareholders interested in transferring their Class B or Class C shares from Merrill Lynch who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder at the Transfer Agent. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he or she be issued certificates for his or her shares and then must turn the certificates over to the new firm for re-registration in the new brokerage firm's name.

Exchange Privilege

  U.S. shareholders of each class of shares of the Fund have an exchange privilege with certain other Select Pricing Funds and Summit Cash Reserves Fund ("Summit"), a series of Financial Institutions Series Trust, which is, among others, a Merrill Lynch-sponsored money market fund specifically designated for exchange by holders of Class A, Class B, Class C and Class D shares of Select Pricing Funds. Shares with a net asset value of at least $100 are required to qualify for the exchange privilege and any shares utilized in an exchange must have been held by the shareholder for at least 15 days. Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes.

  Exchanges of Class A and Class D Shares. Class A shareholders may exchange Class A shares of the Fund for Class A shares of a second Select Pricing Fund if the shareholder holds any Class A shares of the second fund in his or her account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder wants to exchange Class A shares for shares of a second Select Pricing Fund, but does not hold Class A shares of the second fund in his or her account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second Select Pricing Fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund. Class D shares are exchangeable with shares of the same class of other Select Pricing Funds.

  Exchanges of Class A or Class D shares outstanding ("outstanding Class A or Class D shares") for Class A or Class D shares of other Select Pricing Funds or Class A shares of Summit ("new Class A or Class D shares"), are transacted on the basis of relative net asset value per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A or Class D shares and the sales charge payable at the time of the exchange on the new Class A or Class D shares. With respect to outstanding Class A or Class D shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charges paid with respect to such Class A or Class D shares in the initial purchase and any subsequent exchange. Class A or Class D shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class A or Class D shares. For purposes of the exchange privilege, Class A or Class D shares acquired through dividend reinvestment shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class A or Class D shares on which the dividend was paid. Based on this formula, Class A and Class D shares generally may be exchanged into the Class A or Class D shares, respectively, of the other funds with a reduced sales charge or without a sales charge.

  Exchanges of Class B and Class C Shares. Each Select Pricing Fund with Class B or Class C shares outstanding ("outstanding Class B or Class C shares") offers to exchange its Class B or Class C shares for Class B or Class C shares, respectively, of another Select Pricing Fund or for Class B shares of Summit ("new Class B or Class C shares") on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B shares of the Fund acquired through use of the exchange privilege will be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B or Class C shares of the fund from which the exchange has been made. For purposes of computing the CDSC that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B or Class C shares is "tacked" to the holding period of the new Class B shares. For example, an investor may exchange Class B or Class C shares of the Fund for those of Merrill Lynch Special Value Fund, Inc. ("Special Value Fund") after having held the Fund's Class B shares for two and a half years. The 2% CDSC that generally would apply to a redemption would not apply to the exchange. Three years later the investor may decide to redeem the Class B shares of Special Value Fund and receive cash. There will be no CDSC due on this redemption, since by "tacking" the two and a half year holding period of Fund Class B shares to the three-year holding period for the Special Value Fund Class B shares, the investor will be deemed to have held the Special Value Fund Class B shares for more than five years.

  Exchanges for Shares of a Money Market Fund. Class A and Class D shares are exchangeable for Class A shares of Summit and Class B and Class C shares are exchangeable for Class B shares of Summit. Class A shares of Summit have an exchange privilege back into Class A or Class D shares of Select Pricing Funds; Class B shares of Summit have an exchange privilege back into Class B or Class C shares of Select Pricing Funds and, in the event of such an exchange, the period of time that Class B shares of Summit are held will count toward satisfaction of the holding period requirement for purposes of reducing any CDSC and toward satisfaction of any Conversion Period with respect to Class B shares. Class B shares of Summit will be subject to a distribution fee at an annual rate of 0.75% of average daily net assets of such Class B shares. This exchange privilege does not apply with respect to certain Merrill Lynch fee-based programs for which alternative exchange arrangements may exist. Please see your Merrill Lynch Financial Consultant for further information.

  Prior to October 12, 1998, exchanges from the Fund and other Select Pricing Funds into a money market fund were directed to certain Merrill Lynch-sponsored money market funds other than Summit. Shareholders who have exchanged Select Pricing Fund shares for shares of such other money market funds and subsequently wish to exchange those money market fund shares for shares of the Fund will be subject to the CDSC schedule applicable to such Fund shares, if any. The holding period for the money market fund shares will not count toward satisfaction of the holding period requirement for reduction of the CDSC imposed on such shares, if any, and, with respect to Class B shares, toward satisfaction of the Conversion Period. However, the holding period for Class B or Class C shares received in exchange for such money market fund shares will be aggregated with the holding period for the original shares for purposes of reducing the CDSC or satisfying the Conversion Period.

  Exchanges by Participants in the MFA Program. The exchange privilege is modified with respect to certain retirement plans that participate in the MFA Program. Such retirement plans may exchange Class B, Class C or Class D shares that have been held for at least one year for Class A shares of the same fund on the basis of relative net asset values in connection with the commencement of participation in the MFA Program, i.e., no CDSC will apply. The one year holding period does not apply to shares acquired through reinvestment of dividends. Upon termination of participation in the MFA Program, Class A shares will be re-exchanged for the class of shares originally held. For purposes of computing any CDSC that may be payable upon redemption of Class B or Class C shares so reacquired, or the Conversion Period for Class B shares so reacquired, the holding period for the Class A shares will be "tacked" to the holding period for the Class B or Class C shares originally held. The Fund's exchange privilege is also modified with respect to purchases of Class A and Class D shares by non-retirement plan investors under the MFA Program. First, the initial allocation of assets is made under the MFA Program. Then, any subsequent exchange under the MFA Program of Class A or Class D shares of a Select Pricing Fund for Class A or Class D shares of the Fund will be made solely on the basis of the relative net asset values of the shares being exchanged. Therefore, there will not be a charge for any difference between the sales charge previously paid on the shares of the other Select Pricing Fund and the sales charge payable on the shares of the Fund being acquired in the exchange under the MFA Program.

  Exercise of the Exchange Privilege. To exercise the exchange privilege, a shareholder should contact his or her Merrill Lynch Financial Consultant, who will advise the Fund of the exchange. Shareholders of the Fund, and shareholders of the other Select Pricing Funds with shares for which certificates have not been issued, may exercise the exchange privilege by wire through their securities dealers. The Fund reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated in accordance with the rules of the Commission. The Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares to the general public at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

Fee-Based Programs

  Certain Merrill Lynch fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"), may permit the purchase of Class A shares at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares which will be exchanged for Class A shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the Conversion Period applicable to the deposited shares. Termination of participation in a Program may result in the redemption of shares held therein or the automatic exchange thereof to another class at net asset value, which may be shares of a money market fund. In addition, upon termination of participation in a Program, shares that have been held for less than specified periods within such Program may be subject to a fee based upon the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account at Merrill Lynch, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding a specific Program (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in such Program's client agreement and from the Transfer Agent at 1-800-MER-FUND or 1-800-637-3863.

Retirement Plans

  Individual retirement accounts and other retirement plans are available from Merrill Lynch. Under these plans, investments may be made in the Fund and certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch charges an initial establishment fee and an annual custodial fee for each account. Information with respect to these plans is available on request from Merrill Lynch. The minimum initial purchase to establish any such plan is $100, and the minimum subsequent purchase is $1.

  Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account from Merrill Lynch to another brokerage firm or financial institution should be aware that if the firm to which the retirement account is being transferred will not take delivery of shares of the Fund, the shareholder must either redeem the shares (paying any applicable
CDSC) so that the cash proceeds can be transferred to the account at the new firm, or continue to maintain a retirement account at Merrill Lynch for those shares.

Automatic Investment Plans

  A shareholder may make additions to an Investment Account at any time by purchasing Class A shares (if he or she is an eligible Class A investor) or Class B, Class C or Class D shares at the applicable public offering price. These purchases may be made either through the shareholder's securities dealer, or by mail directly to the Transfer Agent, acting as agent for such securities dealer. Voluntary accumulation also can be made through a service known as the Fund's Automatic Investment Plan. The Fund would be authorized, on a regular basis, to provide systematic additions to the Investment Account of such shareholder through charges of $50 or more to the regular bank account of the shareholder by either pre-authorized checks or automated clearing house debits. For investors who buy shares of the Fund through Blueprint, no minimum charge to the investor's bank account is required. Alternatively, an investor that maintains a CMA(R) or CBA(R) account may arrange to have periodic investments, of amounts of $100 ($1 for retirement accounts) or more, made in the Fund through the CMA(R) or CBA(R) Automatic Investment Program from his or her CMA(R) or CBA(R) account or from certain related accounts.

Automatic Dividend Reinvestment Plan

  Unless specific instructions are given as to the method of payment, dividends will be automatically reinvested, without sales charge, in additional full and fractional shares of the Fund. Such reinvestment will be at the net asset value of shares of the Fund as of the close of business on the NYSE on the monthly payment date for such dividends. No CDSC will be imposed upon redemption of shares issued as a result of the automatic reinvestment of dividends.

  Shareholders may, at any time, by written notification to Merrill Lynch if their account is maintained with Merrill Lynch, or by written notification or by telephone (1-800-MER-FUND) to the Transfer Agent, if their account is maintained with the Transfer Agent elect to have subsequent dividends, paid in cash, rather than reinvested in shares of the Fund or vice versa (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will automatically be reinvested in additional shares). Commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be directly deposited to the shareholder's bank account.

Systematic Withdrawal Plan

  A shareholder may elect to receive systematic withdrawals from his or her Investment Account by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders that have acquired shares of the Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.

  At the time of each withdrawal payment, sufficient Class A, Class B, Class C or Class D shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and the class of shares to be redeemed. Redemptions will be made at net asset value as determined 15 minutes after the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time) on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the net asset value determined 15 minutes after the close of business on the NYSE on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit of the withdrawal payment will be made, on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends and distributions on all shares in the Investment Account are reinvested automatically in Fund shares. A shareholder's Systematic Withdrawal Plan may be terminated at any time, without charge or penalty, by the shareholder, the Fund, the Transfer Agent or the Distributor.

  With respect to redemptions of Class B or Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Purchase of Shares -- Deferred Sales Charge Alternatives --Class B and Class C Shares." Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class D shares, the systematic withdrawal plan will be applied thereafter to Class D shares if the shareholder so elects. If an investor wishes to change the amount being withdrawn in a systematic withdrawal plan the investor should contact his or her Merrill Lynch Financial Consultant.

  Withdrawal payments should not be considered as dividends. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. The Fund will not knowingly accept purchase orders for shares of the Fund from investors that maintain a Systematic Withdrawal Plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Automatic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

  Alternatively, a shareholder whose shares are held within a CMA(R), CBA(R), Account or Retirement Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(R) or CBA(R) Systematic Redemption Program. The minimum fixed dollar amount redeemable is $50. The proceeds of systematic redemptions will be posted to the shareholder's account three business days after the date the shares are redeemed. All redemptions are made at net asset value. A shareholder may elect to have his or her shares redeemed on the first, second, third or fourth Monday of each month, in the case of monthly redemptions, or of every other month, in the case of bimonthly redemptions. For quarterly, semiannual or annual redemptions, the shareholder may select the month in which the shares are to be redeemed and may designate whether the redemption is to be made on the first, second, third or fourth Monday of the month. If the Monday selected is not a business day, the redemption will be processed at net asset value on the next business day. The CMA(R) or CBA(R) Systematic Redemption Program is not available if Fund shares are being purchased within the account pursuant to the Automatic Investment Program. For more information on the CMA(R) or CBA(R) Systematic Redemption Program, eligible shareholders should contact their Merrill Lynch Financial Consultant.

  Capital gains and ordinary income received in each of the retirement plans referred to above are exempt from Federal taxation until distributed from the plan. Investors considering participation in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

                              DIVIDENDS AND TAXES

Dividends

  The Fund intends to distribute all its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to the Fund's shareholders at least annually. From time to time, the Fund may declare a special dividend at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the calendar year. See "Shareholder Services -- Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends may be reinvested automatically in shares of the Fund. Shareholders may elect in writing to receive any dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash. The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class A and Class D shares as a result of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares; similarly, the per share dividends on Class D shares will be lower than the per share dividends on Class A shares as a result of the account maintenance fees applicable with respect to the Class D shares. See "Determination of Net Asset Value."

Taxes

  The Fund intends to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as it so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to Class A, Class B,

Class C and Class D shareholders ("shareholders"). The Fund intends to distribute substantially all of such income.

  In order to qualify, the Fund must among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities, certain gains from foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer; and (iv) at the end of each fiscal quarter have no more than 25% of its assets invested in the securities (other than those of the government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

  Dividends paid by the Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income.

  Any net capital gains (i.e., the excess of net capital gains from the sale of assets held for more than 12 months over net short-term capital losses, and including such gains from certain transactions in futures and options) ("capital gains dividends") distributed to shareholders will be taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum capital gains rate for individuals is 20%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

  Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. A portion of the Fund's ordinary income dividends may be eligible for the dividends received deduction allowed to corporations under the Code, if certain requirements are met. For this purpose, the Fund will allocate dividends eligible for the dividends received deduction between the Class A, Class B, Class C and Class D shareholders according to a method (which it believes is consistent with the Commission exemptive order permitting the issuance and sale of multiple classes of stock) that is based on the gross income allocable to the Class A, Class B, Class C and Class D shareholders during the taxable year, or such other method as the Internal Revenue Service may prescribe. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend or distribution will be treated for tax purposes as being paid by the RIC and received by its shareholders on December 31 of the year in which such dividend was declared.

  Pursuant to the Fund's investment objectives, the Fund may invest in foreign securities. Foreign taxes may be paid by the Fund as a result of tax laws of countries in which the Fund may invest. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of Fund assets to be invested in various countries is not known. Because the Fund limits its investment in foreign securities, shareholders will not be entitled to claim foreign tax credits with respect to their share of foreign taxes paid by the Fund on income from investments of foreign securities held by the Fund.

  Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such shareholder is not otherwise subject to backup withholding.

  Ordinary income dividends paid by the Fund to shareholders who are non-resident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

  No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares for Class D shares. A shareholder's basis in the Class D shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class D shares will include the holding period of the converted Class B shares.

  Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain if the shares were held for not more than 12 months and long-term capital gain taxable at the maximum of 20% if such shares were held for more than 12 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such capital loss will be treated as long term capital loss if such shares were held for more than 12 months.

  Any loss from sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long-term capital gains dividends with respect to such shares. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares, and after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

  Generally, any loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

  If a shareholder exercises the exchange privilege within 90 days of acquiring such shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent the sales charge paid to the Fund reduces any charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

  The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. The Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

Tax Treatment of Options and Futures Transactions

  The Fund may purchase or sell options and futures and foreign currency options and futures, and related options on such futures. Options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Unless such contract is a forward foreign exchange contract, or is a non-equity option or a regulated futures contract for a non-U.S. currency for which the Fund elects to have gain or loss treated as ordinary gain or loss under Code Section 988 (as described below), gain or loss from transactions in such option and futures contracts will be 60% long-term and 40% short-term capital gain or loss.

  Code Section 1092, which applies to certain "straddles", may affect the taxation of the Fund's transactions in options, futures and forward foreign exchange contracts. Under Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options, futures and forward foreign exchange. Similarly, Code
Section 1091, which deals with "wash sales," may cause the Fund to postpone recognition of certain losses for tax purposes; and Code Section 1258, which deals with "conversion transactions," may apply to recharacterize certain capital gains as ordinary income for tax purposes, and Code

Section 1259, which deals with "constructive sales" of appreciated financial positions (e.g. stock), may treat the Fund as having recognized income before the time that such income is economically recognized by the Fund.

Special Rules for Certain Foreign Currency Transactions

  In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign exchange contracts will be valued for purposes of the RIC diversification requirements applicable to the Fund.

  Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, the Fund may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income dividends. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary income dividends and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in the Fund shares.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

  Dividends and gains on the sale or exchange of shares in the Fund may also be subject to state and local taxes.

  Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                               PERFORMANCE DATA

  From time to time the Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return figures are based on the Fund's historical performance and are not intended to indicate future performance. Average annual total return is determined separately for Class A, Class B, Class C and Class D shares in accordance with formulas specified by the Commission.

  Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class D shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares.

  The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted below. Such data will be computed as described above, except that
(1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. In order to reflect the reduced sales charges in the case of Class A or Class D shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" the total return data quoted by the Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the waiver of the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted. The Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

  On occasion, the Fund may compare its performance to that of the S&P 500 Composite Stock Price Index, the Value Line Composite Index, the Dow Jones Industrial Average, the Dow Jones Financial Industry Average or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine or other industry publications. When comparing its performance to a market index, the Fund may refer to various statistical measures derived from the historic performance of the Fund and the index, such as standard deviation and beta. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period. In addition, from time to time the Fund may include its risk-adjusted performance ratings assigned by Morningstar Publications, Inc. in advertising or supplemental sales literature.

  The Fund's total return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

                              GENERAL INFORMATION

Description of Shares

  The Fund was incorporated under Maryland law on June 1, 1999. It has an authorized capital of 400,000,000 shares of Common Stock, par value $0.10 per share, divided into four classes, designated Class A, Class B, Class C and Class D Common Stock, each of which consists of 100,000,000 shares. Class A, Class B, Class C and Class D Common Stock represent an interest in the same assets of the Fund and are identical in all respects except that the Class B, Class C and Class D shares bear certain expenses related to the account maintenance and/or distribution of such shares and have exclusive voting rights with respect to matters relating to such account maintenance and/or distribution expenditures, (except that Class B shares have certain voting rights with respect to Class B share expenditures). The Board of Directors of the Fund may classify and reclassify the shares of the Fund into additional classes of Common Stock at a future date.

  Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote. The Fund does not intend to hold annual meetings of shareholders in any year in which the Investment Company Act does not require shareholders to elect Directors. Also, the by-laws of the Fund require that a special meeting of stockholders be held upon the written request of at least 10% of the outstanding shares of the Fund entitled to vote at such meeting, if they comply with applicable Maryland law. Voting rights for Directors are not cumulative. Shares issued are fully paid and non-assessable and have no preemptive rights. Redemption and conversion rights are discussed elsewhere herein and in the Prospectus. Each share is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities, except that expenses related to the distribution of the shares within a class will be borne solely by such class. Stock certificates are issued by the Transfer Agent only on specific request. Certificates for fractional shares are not issued in any case.

  The Trust is organized as a Delaware Business Trust and currently consists of one portfolio. Whenever the Fund is requested to vote on any matter relating to the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

  The Investment Adviser provided the initial capital for the Fund by purchasing 10,000 shares of common stock of the Fund for $100,000. Such shares were acquired for investment and can only be disposed of by redemption. As of the date of this Statement of Additional Information, the Investment Adviser owned 100% of the outstanding common stock of the Fund. The Investment Adviser may be deemed to control the Fund until such time as it owns less than 25% of the outstanding shares of the Fund.

  Prior to the offering of the Fund's shares, FAM will be the Fund's sole shareholder and deemed to a controlling person of the Fund.

Independent Auditors

  Deloitte & Touche LLP, has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to approval by the non-interested Directors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

Custodian

  Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), acts as custodian of the Fund's assets. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

Transfer Agent

  Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Fund's Transfer Agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

Legal Counsel

  Swidler Berlin Shereff Friedman, LLP, 919 Third Avenue, New York, New York 10022-9998, is counsel for the Fund.

Reports to Shareholders

  The fiscal year of the Fund ends on May 31 of each year. The Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

Shareholder Inquiries

  Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

  The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

  Under a separate agreement Merrill Lynch has granted the Fund the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time or to grant the use of such name to any other company, and the Fund has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder,

Merrill Lynch Global Financial Services Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Global Financial Services Fund, Inc. of Global Financial Services Master Trust as of October 15, 1999. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statement presents fairly, in all material respects, the financial position of the Merrill Lynch Global Financial Services Fund, Inc. of Global Financial Services Master Trust as of October 15, 1999 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Princeton, New Jersey

October 15, 1999

            Merrill Lynch Global Financial Services Fund, Inc.

                   Statement of Assets and Liabilities

                             October 15, 1999

ASSETS:
  Investment in Global Financial Services Portfolio...................  $100,000
  Prepaid registration fees and offering costs (Note 3)...............   343,000
                                                                        --------
    Total assets......................................................   443,000
                                                                        --------
LIABILITIES:
  Liabilities and accrued expenses....................................   343,000
                                                                        --------
NET ASSETS............................................................  $100,000
                                                                        ========
NET ASSETS CONSIST OF:
  Class A Shares of Common Stock, $.10 par value, 100,000,000 shares
   authorized.........................................................  $    250
  Class B Shares of Common Stock, $.10 par value, 100,000,000 shares
   authorized.........................................................       250
  Class C Shares of Common Stock, $.10 par value, 100,000,000 shares
   authorized.........................................................       250
  Class D Shares of Common Stock, $.10 par value, 100,000,000 shares
   authorized.........................................................       250
  Paid-in Capital in excess of par....................................    99,000
                                                                        --------
NET ASSETS............................................................  $100,000
                                                                        ========
NET ASSET VALUE:
Class A--Based on net assets of $25,000 and 2,500 shares outstanding..  $  10.00
                                                                        ========
Class B--Based on net assets of $25,000 and 2,500 shares outstanding..  $  10.00
                                                                        ========
Class C--Based on net assets of $25,000 and 2,500 shares outstanding..  $  10.00
                                                                        ========
Class D--Based on net assets of $25,000 and 2,500 shares outstanding..  $  10.00
                                                                        ========

----------

Notes to Financial Statements.

(1) Merrill Lynch Global Financial Services Fund, Inc. (the "Fund") was organized as a Maryland corporation on June 1, 1999 and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 2,500 Class A shares, 2,500 Class B shares, 2,500 Class C shares and 2,500 Class D shares of Common Stock to Fund Asset Management, L.P. ("FAM" or the "Investment Adviser".)

(2) The Fund has entered into an administration agreement with FAM (the "Administrator"), and a distribution agreement with Merrill Lynch Funds Distributor, Inc. a division of Princeton Funds Distributor, Inc. (the "Distributor"). (See "Management of the Fund--Administration Arrangements" in the Statement of Additional Information.) Certain officers and/or directors of the Fund are officers and/or directors of the Administrator and the Distributor.

(3) Prepaid registration fees are charged to income as the related shares are issued. Prepaid offering costs consist of legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. The Investment Advisor, on behalf of the Fund, will incur organization costs estimated at $40,375.

                                   APPENDIX

                      RATINGS OF FIXED INCOME SECURITIES

Description of Moody's Investors Services, Inc.'s ("Moody's") Corporate
Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations;
    i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Description of Moody's Commercial Paper Ratings

  The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

  Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  -- Leading market positions in well-established industries

  -- High rates of return on funds employed

  -- Conservative capitalization structures with moderate reliance on debt and ample asset protection

  -- Broad margins in earnings coverage of fixed financial charges and higher internal cash generation

  -- Well established access to a range of financial markets and assured sources of alternate liquidity.

  Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternative liquidity is maintained. Issuers rated Not Prime do not fall within any of the Prime rating categories.

  If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

Description of Moody's Preferred Stock Ratings

  Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stocks occupy a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

  Preferred stock rating symbols and their definitions are as follows:

aaa An issue rated "aaa" is considered to be a top-quality preferred stock.
    This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "a" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's Ratings Group's ("Standard & Poor's") Corporate Debt Ratings

  A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

  The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

  The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and
(3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's.
    Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

   Debt rated BB, B, CCC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest or repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

  Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

* Continuance of the rating is contingent upon Standard & Poor's receipt of an expected copy of the escrow agreement or closing documentation confirming investments and cash flows.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

  Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

  Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Description of Standard & Poor's Commercial Paper Ratings

  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong.
    However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

  The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Description of Standard & Poor's Preferred Stock Ratings

  A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

  The preferred stock ratings are based on the following considerations:

I. Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

II. Nature of, and provisions of, the issue.

III. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB,Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as B, predominantly speculative with respect to the issuer's capacity to pay CCCpreferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C   A preferred stock rated "C" is a non-paying issue.

D A preferred stock rated "D" is a non-paying issue in default on debt instruments.

  NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

  Plus (+) or minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  The preferred stock ratings are not a recommendation to purchase or sell a security, inasmuch as market price is not considered in arriving at the rating. Preferred stock ratings are wholly unrelated to Standard & Poor's earnings and dividend rankings for common stocks.

  The ratings are based on current information furnished to Standard & Poor's by the issuer, and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

                      [This page intentionally left blank]

Code #19066-0699

                           PART C. OTHER INFORMATION

ITEM 23. Exhibits.

 Exhibit
 Number                                Description
 -------                               -----------
   1(a)  --Articles of Incorporation of the Registrant, dated May 28, 1999.(a)
   2     --By-Laws of the Registrant.(a)
   3(a)  --Instruments Defining Rights of Shareholders. Incorporated by
          reference to Exhibits 1 and 2 above.(b)
   4(a)  --Form of Management Agreement, between the Registrant and MLAM.(c)
    (b)  --Form of Sub-Advisory Agreement between MLAM and Merrill Lynch Asset
          Management U.K. Limited.(c)
   4(c)  --Form of Administration Agreement between Registrant and Fund Asset
          Management, L.P.
   5(a)  --Form of Class A Distribution Agreement between the Registrant and
          Merrill Lynch Funds Distributor, a division of Princeton Funds
          Distributor, Inc. (the "Distributor") (including Form of Selected
          Dealers Agreement).(d)
    (b)  --Form of Class B Distribution Agreement between the Registrant and the Distributor.(d)
    (c)  --Form of Class C Distribution Agreement between the Registrant and the Distributor.(d)
    (d)  --Form of Class D Distribution Agreement between the Registrant and the Distributor.(d)
   6     --None.
   7     --Custody Agreement between the Registrant and Brown Brothers Harriman
          & Co.
   8(a)  --Transfer Agency, Dividend Disbursing Agency and Shareholder
          Servicing Agency Agreement between the Registrant and Financial Data
          Services, Inc.(d)
    (b)  --Agreement between Merrill Lynch & Co., Inc. and Registrant relating to Registrant's use of Merrill Lynch name.(d)
   9     --Opinion and Consent of counsel for Registrant.
  10     --Consent of Deloitte & Touche LLP, independent auditors for the
          Registrant.
  11     --None.
  12     --Certificate of Fund Asset Management, L.P.
  13(b)  --Form of Class B Distribution Plan of the Registrant and Class B
          Distribution Plan Sub-Agreement.(d)
    (c)  --Form of Class C Distribution Plan of the Registrant and Class C
          Distribution Plan Sub-Agreement.(d)
    (d)  --Form of Class D Distribution Plan of the Registrant and Class D
          Distribution Plan Sub-Agreement.(d)
  14     --None
  15     --Merrill Lynch Select Pricing SM System Plan pursuant to Rule 18f-
          3.(e)
  16     --Powers of Attorney.

----------

(a) Incorporated by reference to the identically numbered exhibit to the Registrant's Registration Statement on Form N-1A (File Nos. 333-80061 and 811-09375) filed on June 4, 1999.
(b) Reference is made to Article II, Article IV, Article V (sections 2, 3, 4 and 6), Article VI, Article VII and Article IX of the Registrant's Articles of Incorporation, filed as Exhibit (1), to the Registration Statement, and to Article II, Article III (sections 1, 3, 5, 6 and 17),
    Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant's By-Laws filed as Exhibit (2) to the Registration Statement.

(c) Withdrawn. Reference is made to the Exhibits to the Registration Statement on Form N-1A filed by the Registrant's Master Trust, Global Financial Master Trust (File No. 811-09633).

(d) Incorporated by reference to the identically numbered exhibit to the Registrant's Registration Statement on Form N-1A (File Nos. 333-80061 and 811-09375) filed on June 17, 1999.

(e) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust filed on January 25, 1996 (Exhibit 18).

Item 24. Persons Controlled by or under Common Control with Registrant.

  The Registrant is not controlled by or under common control with any other person.

Item 25. Indemnification.

  Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

  Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "1940 Act") may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

  In Section 9 of the Class A, Class B, Class C and Class D Shares Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

  Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

  Fund Asset Management, L.P. ("FAM" or the "Investment Adviser"), acts as the investment adviser for the following open-end registered investment companies:
CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High

Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings California Insured Fund V, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Florida Insured Fund V, MuniHoldings Michigan Insured Fund, Inc., MuniHoldings Michigan Insured Fund, II, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund IV, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings New York Insured Fund IV, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.

  Merrill Lynch Asset Management, L.P. ("MLAM"), an affiliate of FAM, acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

  The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of MLAM, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD") and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201. The address of the Fund's transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

  Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since November 1, 1996 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Giordano and Monagle are officers of one or more of such companies.

                               Position(s) with the          Other Substantial Business,
 Name                           Investment Adviser       Profession, Vocation or Employment
 ----                      ----------------------------- ----------------------------------
 ML & Co.................. Limited Partner                   Financial Services Holding
                                                             Company; Limited Partner of
                                                             FAM
 Princeton Services....... General Partner                   General Partner of FAM
 Arthur Zeikel............ None                              Chairman of FAM; President
                                                             of MLAM and FAM from 1977
                                                             to 1997.
 Jeffrey M. Peek.......... President                         President of FAM; President
                                                             and Director of Princeton
                                                             Services; Executive Vice
                                                             President of ML & Co.;
                                                             Managing Director and Co-
                                                             Head of the Investment
                                                             Banking Division of Merrill
                                                             Lynch in 1997; Senior Vice
                                                             President and Director of
                                                             the Global Securities and
                                                             Economics division of
                                                             Merrill Lynch from 1995 to
                                                             1997.
 Terry K. Glenn........... Executive Vice President          Executive Vice President of
                                                             FAM; Executive Vice
                                                             President and Director of
                                                             Princeton Services;
                                                             President and Director of
                                                             PFD; Director of FDS;
                                                             President of Princeton
                                                             Administrators
 Donald C. Burke.......... Senior Vice President,            Senior Vice President and
                           Treasurer and Director            Treasurer of FAM; Senior
                           of Taxation                       Vice President and
                                                             Treasurer of Princeton
                                                             Services; Vice President of
                                                             PFD; First Vice President
                                                             of MLAM from 1997 to 1999;
                                                             Vice President of MLAM from
                                                             1990 to 1997.
 Michael G. Clark......... Senior Vice President             Senior Vice President of
                                                             FAM; Senior Vice President
                                                             of Princeton Services;
                                                             Director and Treasurer of
                                                             PFD; First Vice President
                                                             of MLAM from 1997 to 1999;
                                                             Vice President of MLAM from
                                                             1996 to 1997
 Linda L. Federici........ Senior Vice President             Senior Vice President of
                                                             FAM; Senior Vice President
                                                             of Princeton Services
 Vincent R. Giordano...... Senior Vice President             Senior Vice President of
                                                             FAM; Senior Vice President
                                                             of Princeton Services
 Michael J. Hennewinkel... Senior Vice President,            Senior Vice President,
                           Secretary and General Counsel     Secretary and General
                                                             Counsel of FAM; Senior Vice
                                                             President of Princeton
                                                             Services
 Philip L. Kirstein....... Senior Vice President             Senior Vice President of
                                                             FAM; Senior Vice President,
                                                             Director and Secretary of
                                                             Princeton Services
 Ronald M. Kloss.......... Senior Vice President             Senior Vice President of
                                                             FAM; Senior Vice President
                                                             of Princeton Services
 Debra W. Landsman-Yaros.. Senior Vice President             Senior Vice President of
                                                             FAM; Senior Vice President
                                                             of Princeton Services; Vice
                                                             President of PFD

                          Position(s) with the       Other Substantial Business,
 Name                      Investment Adviser    Profession, Vocation or Employment
 ----                     --------------------- ------------------------------------
 Stephen M. M. Miller.... Senior Vice President Executive Vice President of
                                                Princeton Administrators; Senior
                                                Vice President of Princeton Services
 Joseph T. Monagle, Jr... Senior Vice President Senior Vice President of FAM; Senior
                                                Vice President of Princeton Services
 Brian A. Murdock........ Senior Vice President Senior Vice President of FAM; Senior
                                                Vice President of Princeton Services
 Gregory D. Upah......... Senior Vice President Senior Vice President of FAM; Senior
                                                Vice President of Princeton Services

  Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies: The Corporate Fund Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Series Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., The Municipal Fund Accumulation Program, Inc. and Worldwide DollarVest Fund, Inc. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is 33 King William Street, London, England.

  Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since July 1, 1996, for his or her own account or in the capacity of director, officer, partner or trustee.

                               Positions              Other Substantial Business,
 Name                       with MLAM U.K.        Profession, Vocation or Employment
 ----                 --------------------------- ----------------------------------
 Terry K. Glenn...... Director and Chairman       Executive Vice President of MLAM
                                                  and FAM; Executive Vice President
                                                  and Director of Princeton
                                                  Services; President and Director
                                                  of PFD; President of Princeton
                                                  Administrators
 Donald C. Burke..... Treasurer                   Senior Vice President and
                                                  Treasurer of FAM and MLAM since
                                                  1999; Senior Vice President and
                                                  Treasurer of Princeton Services
                                                  since 1999; Vice President of PFD
                                                  since 1999; First Vice President
                                                  of MLAM from 1997 to 1999; Vice
                                                  President of MLAM from 1990 to
                                                  1997; Director of Taxation of MLAM
                                                  since 1990
 Nicholas C.D. Hall.. Director                    Director of Merrill Lynch Europe
                                                  PLC; General Counsel of Mercury
                                                  Asset Management Group PLC
 Carol Ann Langham... Company Secretary           Employee of Merrill Lynch
                                                  International
 Debra Anne Searle... Assistant Company Secretary Employee of Merrill Lynch
                                                  International

Item 27. Principal Underwriters.

  (a) MLFD, a division of PFD, acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc.; MLFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. A separate division of PFD acts as the principal underwriter of a number of other investment companies.

  (b) Set forth below is information concerning each director and officer of PFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                         Position(s) and Office(s)  Position(s) and Office(s)
Name                             with PFD                with Registrant
----                     ------------------------- ----------------------------
Terry K. Glenn..........  President and Director   President
Michael G. Clark........  Director and Treasurer   None
Thomas J. Verage........  Director                 None
Robert W. Crook.........  Senior Vice President    None
Michael J. Brady........  Vice President           None
William M. Breen........  Vice President           None
Donald C. Burke.........  Vice President           Vice President and Treasurer
James T. Fatseas........  Vice President           None
Debra W. Landsman-
 Yaros..................  Vice President           None
Michelle T. Lau.........  Vice President           None
Salvatore Venezia.......  Vice President           None
William Wasel...........  Vice President           None
Robert Harris...........  Secretary                None

  (c) Not applicable.

Item 28. Location of Accounts and Records.

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29. Management Services.

  Other than as set forth under the caption "Management of the Fund--Fund Asset Management" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

  Not applicable.

                                SIGNATURES

  Global Financial Services Master Trust has caused this Pre-Effective Amendment to the Registration Statement of Merrill Global Financial Services Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and the State of New Jersey, on the 15th day of October, 1999.

                                       Global Financial Services Master Trust

                                                 /s/ Terry K. Glenn

                                       By: _______________________________

                                             Terry K. Glenn, President

Merrill Lynch Global Financial Services

  This Pre-Effective Amendment to the Registration Statement of Merrill Global Financial Services Fund, Inc. has been signed below by the following persons in the capacities and on the date(s) indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

          /s/ Terry K. Glenn           President and Director      October 15, 1999
______________________________________  (Principal Executive
            Terry K. Glenn              Officer)

         /s/ Donald C. Burke*          Treasurer (Principal        October 15, 1999
______________________________________  Financial and Accounting
           Donald C. Burke              Officer)

        /s/ Ronald W. Forbes*          Director                    October 15, 1999
______________________________________
           Ronald W. Forbes

      /s/ Cynthia A. Montgomery*       Director                    October 15, 1999
______________________________________
        Cynthia A. Montgomery

        /s/ Charles C. Reilly*         Director                    October 15, 1999
______________________________________
          Charles C. Reilly

          /s/ Kevin A. Ryan*           Director                    October 15, 1999
______________________________________
            Kevin A. Ryan

         /s/ Richard R. West*          Director                    October 15, 1999
______________________________________
           Richard R. West

          /s/ Arthur Zeikel*           Director                    October 15, 1999
______________________________________
            Arthur Zeikel

----------

* Terry K. Glenn, by signing his name hereto, signs this document on behalf of the persons so indicated above pursuant to powers of attorney duly executed by such persons and filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX

                       (Exhibits submitted herewith)

  Exhibit
  Number                             Description
  -------                            -----------
    4(c)  --Administration Agreement between the Registrant and Fund Asset
           Management, L.P.
    7     --Custody Agreement between the Registrant and Brown Brothers
           Harriman & Co.
    9     --Opinion and consent of Counsel for Registrant.
   10     --Consent of Deloitte & Touche LLP, independent auditors for the
           Registrant.
   12     --Certificate of Fund Asset Management, L.P.
   16     --Powers of Attorney.